UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: June 1, 2012 – August 31, 2012

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments
August 31, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 63.83%

Argentina - 4.00%
City of Buenos Aires Argentina	USD	9.950%	03/01/2017	1,655,000	$1,373,650	(1)
Republic of Argentina:
	USD	7.000%	04/17/2017	1,121,595	840,261
	USD	8.750%	06/02/2017	6,500,000	6,045,000
	USD	0.000%	03/31/2023	184,000	142,600	(2)
	USD	6.000%	03/31/2023	480,000	396,000	(2)
	ARS	9.570%	12/31/2033	12,395,718	1,755,977	(3)
	EUR	6.734%	12/31/2033	32,808,802	23,934,777	(3)
	EUR	6.742%	12/31/2033	20,883,703	15,235,143
	USD	7.389%	12/31/2033	3,018,299	1,992,077	(3)
	EUR	4.191%	12/15/2035	29,165,000	3,778,420	(3)

					55,493,905

Brazil - 2.28%
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	1,246,000	628,627
	BRL	6.000%	05/15/2015	11,622,039	6,153,796
Republic of Brazil:
	USD	8.750%	02/04/2025	1,680,000	2,681,700
	USD	10.125%	05/15/2027	1,868,000	3,322,705
	USD	8.250%	01/20/2034	4,576,000	7,584,720
	USD	7.125%	01/20/2037	7,391,000	11,280,514

					31,652,062

Colombia - 4.29%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	6,292,086	(4)
Republic of Colombia:
	USD	7.375%	01/27/2017	1,838,000	2,288,310
	USD	11.750%	02/25/2020	1,006,000	1,647,325
	USD	8.125%	05/21/2024	25,000	37,375
	COP	9.850%	06/28/2027	2,240,000,000	1,865,647
	USD	10.375%	01/28/2033	2,006,000	3,681,010
	USD	7.375%	09/18/2037	23,859,000	36,981,450
	USD	6.125%	01/18/2041	4,818,000	6,606,682

					59,399,885

Croatia - 1.36%
Croatian Government:
	USD	6.250%	04/27/2017	1,704,000	1,801,980	(1)
	USD	6.750%	11/05/2019	2,250,000	2,432,925	(4)
	USD	6.625%	07/14/2020	1,299,000	1,393,177	(4)
	USD	6.375%	03/24/2021	12,498,000	13,154,145	(1)

					18,782,227

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
El Salvador - 0.96%
Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	$253,550	(1)
	USD	7.375%	12/01/2019	2,068,000	2,383,370	(4)
	USD	7.750%	01/24/2023	1,014,000	1,176,240	(4)
	USD	8.250%	04/10/2032	1,000,000	1,190,000	(4)
	USD	7.650%	06/15/2035	7,420,000	8,347,500	(4)

					13,350,660

Gabon - 0.00%(5)
Republic of Gabon	USD	8.200%	12/12/2017	50,000	60,625	(1)

Ghana - 0.25%
Republic of Ghana	USD	8.500%	10/04/2017	3,037,000	3,496,346	(4)

Hungary - 1.23%
Republic of Hungary:
	EUR	4.500%	01/29/2014	2,326,000	2,932,953
	GBP	5.500%	05/06/2014	194,000	302,961
	USD	4.750%	02/03/2015	2,585,000	2,610,850
	GBP	5.000%	03/30/2016	668,000	989,728
	EUR	3.500%	07/18/2016	4,928,000	5,745,170
	EUR	4.375%	07/04/2017	2,798,000	3,316,959
	EUR	5.750%	06/11/2018	961,000	1,189,102

					17,087,723

Indonesia - 3.44%
Republic of Indonesia:
	USD	6.875%	01/17/2018	3,338,000	4,043,153	(4)
	USD	11.625%	03/04/2019	2,170,000	3,282,125	(1)
	USD	11.625%	03/04/2019	9,333,000	14,116,162	(4)
	USD	5.875%	03/13/2020	2,977,000	3,512,860	(4)
	USD	4.875%	05/05/2021	2,800,000	3,143,000	(4)
	USD	8.500%	10/12/2035	617,000	956,350	(4)
	USD	6.625%	02/17/2037	2,597,000	3,392,331	(1)
	USD	6.625%	02/17/2037	6,286,000	8,211,088	(4)
	USD	7.750%	01/17/2038	4,807,000	7,036,246	(4)

					47,693,315

Iraq - 2.27%
Republic of Iraq	USD	5.800%	01/15/2028	34,553,000	31,529,613	(4)

Lithuania - 2.52%
Republic of Lithuania:
	USD	7.375%	02/11/2020	2,662,000	3,260,950	(4)
	USD	6.125%	03/09/2021	17,443,000	20,103,057	(4)
	USD	6.625%	02/01/2022	2,622,000	3,133,290	(1)
	USD	6.625%	02/01/2022	7,014,000	8,381,730	(4)

					34,879,027

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Malaysia - 0.49%
Malaysian Government	MYR	3.197%	10/15/2015	20,970,000	$6,731,608

Mexico - 7.32%
Mexican Bonos:
	MXN	8.000%	12/17/2015	80,700,000	6,697,142
	MXN	6.250%	06/16/2016	84,350,000	6,693,022
	MXN	7.750%	12/14/2017	34,840,000	2,976,040
	MXN	6.500%	06/10/2021	98,770,000	8,107,218
	MXN	6.500%	06/09/2022	14,200,000	1,163,341
	MXN	7.500%	06/03/2027	10,000,000	873,873

United Mexican States:
	USD	5.125%	01/15/2020	8,292,000	9,919,305
	USD	6.750%	09/27/2034	5,010,000	7,107,937
	USD	6.050%	01/11/2040	4,968,000	6,638,490
	USD	4.750%	03/08/2044	5,904,000	6,627,240
	USD	5.750%	10/12/2110	36,944,000	44,609,880

					101,413,488

Panama - 3.54%
Republic of Panama:
	USD	5.200%	01/30/2020	8,552,000	10,283,780
	USD	9.375%	01/16/2023	25,000	36,562
	USD	7.125%	01/29/2026	967,000	1,380,393
	USD	8.875%	09/30/2027	5,002,000	8,178,270
	USD	9.375%	04/01/2029	11,762,000	20,260,045
	USD	8.125%	04/28/2034	764,000	1,092,520
	USD	6.700%	01/26/2036	5,522,000	7,903,363

					49,134,933

Peru - 1.86%
Republic of Peru:
	USD	8.750%	11/21/2033	5,990,000	10,347,725
	USD	5.625%	11/18/2050	11,897,000	15,376,873

					25,724,598

Philippines - 2.42%
Republic of Philippines:
	USD	6.500%	01/20/2020	2,697,000	3,416,762
	USD	4.000%	01/15/2021	1,190,000	1,315,694
	USD	10.625%	03/16/2025	1,109,000	1,904,707
	USD	5.500%	03/30/2026	2,002,000	2,467,465
	USD	9.500%	02/02/2030	8,226,000	14,015,047
	USD	7.750%	01/14/2031	4,590,000	6,907,950
	USD	6.375%	01/15/2032	520,000	693,550
	USD	6.375%	10/23/2034	2,086,000	2,834,353

					33,555,528

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Poland - 3.80%
Republic of Poland:
	USD	6.375%	07/15/2019	23,958,000	$29,558,182
	EUR	4.200%	04/15/2020	6,630,000	9,275,946
	EUR	4.000%	03/23/2021	665,000	917,453
	USD	5.125%	04/21/2021	8,058,000	9,377,498
	USD	5.000%	03/23/2022	3,033,000	3,497,428

					52,626,507

Qatar - 1.88%
State of Qatar:
	USD	6.550%	04/09/2019	9,087,000	11,320,130	(4)
	USD	5.250%	01/20/2020	6,841,000	8,014,232	(4)
	USD	6.400%	01/20/2040	3,117,000	4,153,402	(4)
	USD	5.750%	01/20/2042	2,055,000	2,579,025	(4)

					26,066,789

Romania - 0.78%
Romania:
	USD	6.750%	02/07/2022	8,884,000	9,628,035	(4)
	USD	6.750%	2/7/2022	1,110,000	1,202,963	(1)

					10,830,998

Russia - 6.55%
Russian Federation:
	USD	12.750%	06/24/2028	6,139,000	11,763,859	(4)
	USD	7.500%	03/31/2030	63,253,090	79,066,362	(4)(6)

					90,830,221

Slovakia - 0.67%
Republic of Slovakia	USD	4.375%	05/21/2022	8,831,000	9,228,395	(1)

South Africa - 4.28%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	87,810,000	12,761,094
	USD	6.875%	05/27/2019	7,261,000	9,239,622
	USD	5.500%	03/09/2020	11,863,000	14,146,628
	USD	5.875%	05/30/2022	8,140,000	10,093,600
	USD	4.665%	01/17/2024	7,999,000	9,038,870
	USD	6.250%	03/08/2041	3,031,000	4,084,273

					59,364,087

Turkey - 4.02%
Republic of Turkey:
	USD	6.750%	04/03/2018	5,293,000	6,351,600
	USD	7.000%	03/11/2019	3,305,000	4,073,413
	USD	7.500%	11/07/2019	16,848,000	21,523,320
	USD	7.000%	06/05/2020	372,000	466,395
	USD	5.625%	03/30/2021	1,053,000	1,225,429

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Turkey (continued)
Republic of Turkey (continued)
	USD	5.125%	03/25/2022	4,992,000	$5,609,760
	USD	6.250%	09/26/2022	7,981,000	9,726,844
	USD	7.375%	02/05/2025	1,820,000	2,400,125
	USD	6.875%	03/17/2036	2,000,000	2,575,000
	USD	7.250%	03/05/2038	1,285,000	1,744,387

					55,696,273

Ukraine - 1.49%
Ukraine Government:
	USD	7.650%	06/11/2013	6,064,000	6,086,740	(4)
	USD	6.875%	09/23/2015	208,000	198,900	(4)
	USD	6.875%	09/23/2015	1,723,000	1,647,619	(1)
	USD	6.250%	06/17/2016	2,600,000	2,401,750	(1)
	USD	6.250%	06/17/2016	6,215,000	5,741,106	(4)
	USD	6.750%	11/14/2017	4,950,000	4,529,250	(4)

					20,605,365

Uruguay - 1.49%
Republic of Uruguay:
	USD	9.250%	05/17/2017	3,467,000	4,637,112
	USD	8.000%	11/18/2022	3,972,497	5,740,258
	USD	6.875%	09/28/2025	1,148,125	1,595,894
	USD	7.875%	01/15/2033	1,390,800	2,159,217	(7)
	USD	7.625%	03/21/2036	4,257,176	6,577,337

					20,709,818

Venezuela - 0.64%
Republic of Venezuela:
	USD	13.625%	08/15/2018	1,669,000	1,728,235	(4)
	USD	7.000%	12/01/2018	3,370,000	2,822,375	(4)
	USD	7.750%	10/13/2019	5,000,000	4,250,000	(4)

					8,800,610

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $808,724,468)					884,744,606

BANK LOANS - 0.21%(8)
Brazil - 0.05%
Virgolino de Oliveira - GVO Loan	USD	5.273%	03/11/2015	764,706	732,206

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Indonesia - 0.16%
PT Bumi Resources	USD	11.250%	08/07/2013	1,337,000	$1,354,381
PT Bumi Tranche A	USD	15.000%	01/18/2013	577,486	461,989	(9)
PT Bumi Tranche B	USD	15.000%	01/18/2013	460,908	368,726	(9)

					2,185,096

TOTAL BANK LOANS (Cost $3,139,233)					2,917,302

CORPORATE BONDS - 27.04%
Argentina - 0.18%
Capex SA	USD	10.000%	03/10/2018	1,642,000	1,078,348	(1)
Empresa Distribuidora Y Comercializadora Norte:
	USD	9.750%	10/25/2022	500,000	217,500	(4)
	USD	9.750%	10/25/2022	1,362,000	592,470	(1)
Inversiones y Representaciones SA	USD	11.500%	07/20/2020	636,000	590,500	(1)

					2,478,818

Brazil - 2.25%
Banco Cruzeiro do Sul SA:
	USD	8.875%	09/22/2020	1,184,000	248,640	(1)
	USD	8.875%	09/22/2020	1,200,000	252,000	(4)
BM&FBovespa SA:
	USD	5.500%	07/16/2020	842,000	932,515	(1)
	USD	5.500%	07/16/2020	1,400,000	1,550,500	(4)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	260,000	282,750	(4)
	USD	8.500%	01/21/2049	482,000	524,175	(1)
BR Properties SA	USD	9.000%	10/07/2015	310,000	334,025	(1)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	1,200,000	1,260,000	(1)
General Shopping Finance Ltd.:
	USD	10.000%	11/09/2015	1,824,000	1,874,160	(1)
	USD	10.000%	11/09/2049	246,000	252,765	(4)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	825,000	886,875	(4)(6)
Hypermarcas SA	USD	6.500%	04/20/2021	1,649,000	1,702,592	(1)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	1,158,000	1,197,083	(1)
Minerva Luxembourg SA	USD	12.250%	02/10/2022	200,000	229,500	(1)
Minerva Overseas II Ltd.:
	USD	10.875%	11/15/2019	538,000	587,765	(4)
	USD	10.875%	11/15/2019	633,000	691,553	(1)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	2,802,000	3,271,335
Odebrecht Drilling Norbe VIII/IX Ltd.:
	USD	6.350%	06/30/2021	378,300	418,021	(4)
	USD	6.350%	06/30/2021	679,970	751,367	(1)
Odebrecht Finance Ltd.:
	USD	7.000%	04/21/2020	350,000	394,625	(4)
	USD	5.125%	06/26/2022	1,000,000	1,040,000	(1)
	USD	7.125%	06/26/2042	1,000,000	1,095,000	(1)
OGX Austria GmbH	USD	8.500%	06/01/2018	4,100,000	3,649,000	(1)
Petrobras International Finance Co.:
	USD	2.875%	02/06/2015	700,000	718,451

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Brazil (continued)
Petrobras International Finance Co. (continued)
	USD	5.375%	01/27/2021	430,000	$476,730
QGOG Atlantic / Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	2,231,844	2,321,117	(1)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	1,660,000	1,711,875	(1)
Telemar Norte Leste SA	USD	5.500%	10/23/2020	1,712,000	1,776,200	(1)
Virgolino de Oliveira Finance Ltd.	USD	10.500%	01/28/2018	284,000	277,610	(4)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	500,000	535,000	(1)

					31,243,229

Chile - 1.62%
Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,530,968	(1)
Cencosud SA	USD	5.500%	01/20/2021	2,000,000	2,180,000	(1)
Codelco, Inc.:
	USD	7.500%	01/15/2019	450,000	577,856	(4)
	USD	3.000%	07/17/2022	3,276,000	3,282,175	(1)
	USD	6.150%	10/24/2036	4,295,000	5,533,914	(4)
	USD	4.250%	07/17/2042	7,321,000	7,356,910	(1)

					22,461,823

China - 1.78%
Central China Real Estate Ltd.	USD	12.250%	10/20/2015	200,000	213,500	(4)
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	593,000	593,000	(1)
China Overseas Finance Cayman II Ltd.	USD	5.500%	11/10/2020	300,000	324,017
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	500,000	531,200
ENN Energy Holdings Ltd.	USD	6.000%	05/13/2021	500,000	552,401	(4)
Evergrande Real Estate Group Ltd.	USD	13.000%	01/27/2015	481,000	470,178	(4)
Kaisa Group Holdings Ltd.	USD	13.500%	04/28/2015	549,000	547,627	(4)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	1,661,000	1,826,327	(1)
MIE Holdings Corp.	USD	9.750%	05/12/2016	1,586,000	1,609,790	(1)
Sinochem Overseas Capital Co. Ltd.:	USD
	USD	4.500%	11/12/2020	1,490,000	1,565,239	(4)
		4.500%	11/12/2020	6,499,000	6,827,171	(1)
Sinopec Group Overseas Development 2012 Ltd.	USD	4.875%	05/17/2042	2,600,000	2,906,800	(1)
Tencent Holdings Ltd.:
	USD	4.625%	12/12/2016	1,200,000	1,271,856	(1)
	USD	3.375%	03/05/2018	1,629,000	1,637,052	(1)
Texhong Textile Group Ltd.:
	USD	7.625%	01/19/2016	343,000	311,749	(1)
	USD	7.625%	01/19/2016	858,000	779,825	(4)
West China Cement Ltd.	USD	7.500%	01/25/2016	824,000	707,610	(4)
Yancoal International Resources Development Co. Ltd.	USD	5.730%	05/16/2022	1,919,000	1,940,205	(1)

					24,615,547

Colombia - 0.64%
Bancolombia SA	USD	5.950%	06/03/2021	1,000,000	1,106,250
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	1,900,000	2,066,250	(1)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	1,000,000	1,070,000	(1)
Gruposura Finance	USD	5.700%	05/18/2021	2,813,000	3,045,072	(1)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	1,500,000	1,590,000	(1)

					8,877,572

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Dominican Republic - 0.03%
Cap Cana SA:
	USD	10.000%	04/30/2016	1,103,320	$275,830	(2)(4)(9)
	USD	10.000%	04/30/2016	1,343,373	201,506	(2)(4)(9)

					477,336

Hong Kong - 0.56%
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	1,757,000	1,822,887	(3)(4)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	1,500,000	1,614,772	(1)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	2,299,000	2,435,791
Swire Pacific MTN Financing Ltd.	USD	4.500%	02/28/2022	1,800,000	1,931,495

					7,804,945

India - 0.31%
ICICI Bank Ltd.:
	USD	5.750%	11/16/2020	200,000	203,910	(4)
	USD	5.750%	11/16/2020	508,000	517,931	(1)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	1,500,000	1,555,575	(1)
Vedanta Resources PLC:
	USD	9.500%	07/18/2018	800,000	822,960	(4)
	USD	8.250%	06/07/2021	1,263,000	1,221,953	(1)

					4,322,329

Indonesia - 0.42%
Bakrie Telecom Pte Ltd.	USD	11.500%	05/07/2015	1,805,000	930,778	(4)
Berau Coal Energy Tbk PT	USD	7.250%	03/13/2017	865,000	839,050	(1)
BLT Finance BV	USD	7.500%	05/15/2014	644,000	75,267	(2)(4)
Indosat Palapa Co. BV:
	USD	7.375%	07/29/2020	241,000	272,029	(1)
	USD	7.375%	07/29/2020	550,000	620,812	(4)
Listrindo Capital BV	USD	6.950%	02/21/2019	861,000	912,660	(1)
PT Adaro Indonesia	USD	7.625%	10/22/2019	2,017,000	2,163,233	(4)

					5,813,829

Jamaica - 0.29%
Digicel Group Ltd.:
	USD	8.875%	01/15/2015	1,000,000	1,021,250	(4)
	USD	9.125%	01/15/2015	1,378,000	1,410,727	(1)
	USD	10.500%	04/15/2018	1,450,000	1,569,625	(4)

					4,001,602

Kazakhstan - 3.02%
BTA Bank JSC:
	USD	10.750%	07/01/2018	1,159,562	168,458	(1)(2)
	USD	10.750%	07/01/2018	4,949,274	719,020	(2)(4)
	USD	0.000%	07/01/2020	500,000	42,500	(2)(4)(10)
	USD	0.000%	07/01/2020	2,515,532	194,954	(1)(2)(10)
KazMunayGas National Co.:
	USD	8.375%	07/02/2013	10,747,000	11,311,217	(4)
	USD	11.750%	01/23/2015	10,428,000	12,617,880	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Kazakhstan (continued)
KazMunayGas National Co. (continued)
	USD	9.125%	07/02/2018	1,158,000	$1,508,295	(1)
	USD	7.000%	05/05/2020	739,000	905,275	(1)
	USD	7.000%	05/05/2020	3,925,000	4,808,125	(4)
	USD	6.375%	04/09/2021	2,538,000	3,029,737	(1)
	USD	6.375%	04/09/2021	3,410,000	4,070,688	(4)
Zhaikmunai LLP:
	USD	10.500%	10/19/2015	1,037,000	1,088,850	(1)
	USD	10.500%	10/19/2015	1,275,000	1,338,750	(4)

					41,803,749

Malaysia - 1.40%
Penerbangan Malaysia BHD	USD	5.625%	03/15/2016	1,195,000	1,344,674	(4)
Petroliam Nasional BHD:
	USD	7.750%	08/15/2015	335,000	395,434	(1)
	USD	7.625%	10/15/2026	840,000	1,245,258	(4)
Petronas Capital Ltd.	USD	7.875%	05/22/2022	9,960,000	14,085,432	(4)
Petronas Global Sukuk Ltd.	USD	4.250%	08/12/2014	2,240,000	2,366,401	(1)

					19,437,199

Mexico - 2.04%
America Movil SAB de CV:
	USD	2.375%	09/08/2016	2,678,000	2,781,773
	USD	3.125%	07/16/2022	1,800,000	1,845,432
Axtel SAB de CV:
	USD	7.625%	02/01/2017	347,000	205,173	(1)
	USD	9.000%	09/22/2019	1,171,000	690,890	(4)
Cemex Espana Luxembourg	USD	9.250%	05/12/2020	1,000,000	980,000	(4)
Cemex SAB de CV:
	USD	5.461%	09/30/2015	150,000	141,750	(1)(3)
	USD	9.000%	01/11/2018	530,000	527,350	(4)
	USD	9.000%	01/11/2018	1,047,000	1,041,765	(1)
Geo Maquinaria	USD	9.625%	05/02/2021	3,761,131	3,432,032	(1)
Grupo Bimbo SAB de CV:
	USD	4.875%	06/30/2020	183,000	204,356	(1)
	USD	4.500%	01/25/2022	800,000	865,036	(1)
Grupo Televisa SAB	USD	6.000%	05/12/2018	300,000	355,710
Pemex Finance Ltd.	USD	9.150%	11/15/2018	1,250,000	1,561,546
Pemex Project Funding Master Trust:
	EUR	5.500%	02/24/2025	2,275,000	3,211,910	(4)
	USD	6.625%	06/15/2035	3,034,000	3,784,915
Petroleos Mexicanos	USD	6.500%	06/02/2041	2,129,000	2,650,605
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	1,100,000	1,302,367
Urbi Desarrollos Urbanos SAB de CV:
	USD	10.576%	12/22/2012	1,700,000	1,716,660	(3)
	USD	9.750%	02/03/2022	1,000,000	935,000	(1)

					28,234,270

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mongolia - 0.16%
Mongolian Mining Corp.	USD	8.875%	03/29/2017	2,195,000	$2,233,413	(1)

Nigeria - 0.08%
Afren PLC	USD	10.250%	04/08/2019	964,000	1,067,630	(1)

Peru - 0.55%
Banco de Credito del Peru:
	USD	4.750%	03/16/2016	300,000	317,250	(1)
	USD	5.375%	09/16/2020	561,000	604,477	(1)
	USD	5.375%	09/16/2020	1,554,000	1,674,435	(4)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	1,176,000	1,211,280	(1)
Corp. Azucarera del Peru SA	USD	6.375%	08/02/2022	631,000	656,240	(1)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	785,000	843,875	(1)
Southern Copper Corp.	USD	6.750%	04/16/2040	1,167,000	1,348,819
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	836,000	898,700	(1)

					7,555,076

Qatar - 0.75%
Doha Finance Ltd.	USD	3.500%	03/14/2017	800,000	828,000
Nakilat, Inc.	USD	6.067%	12/31/2033	400,000	477,000	(4)
Qtel International Finance Ltd.:
	USD	4.750%	02/16/2021	567,000	623,275	(1)
	USD	4.750%	02/16/2021	2,340,000	2,572,245	(4)
	USD	5.000%	10/19/2025	955,000	1,049,784	(1)
	USD	5.000%	10/19/2025	2,322,000	2,552,458	(4)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	1,469,650	1,657,030	(4)
Ras Laffan Liquefied Natural Gas Co. Ltd. III	USD	5.832%	09/30/2016	533,325	582,658	(4)

					10,342,450

Russia - 1.72%
Alfa Bank OJSC Via Alfa Bond Issuance PLC:
	USD	7.875%	09/25/2017	100,000	106,500	(4)
	USD	7.875%	09/25/2017	658,000	700,770	(1)
ALROSA Finance SA	USD	7.750%	11/03/2020	1,040,000	1,151,800	(4)
Evraz Group SA	USD	6.750%	04/27/2018	1,684,000	1,629,270	(1)
Gazprom OAO Via Gaz Capital SA:
	USD	9.250%	04/23/2019	200,000	260,750	(4)
	USD	4.950%	07/19/2022	2,383,000	2,505,129	(1)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	1,337,000	1,345,356	(1)
MTS International Funding Ltd.	USD	8.625%	06/22/2020	800,000	956,000	(4)
Novatek OAO via Novatek Finance Ltd.:
	USD	5.326%	02/03/2016	1,700,000	1,821,125	(4)
	USD	6.604%	02/03/2021	2,892,000	3,351,105	(1)
Sberbank of Russia Via SB Capital SA	USD	6.125%	02/07/2022	1,500,000	1,646,250	(1)
SCF Capital Ltd.	USD	5.375%	10/27/2017	1,970,000	1,970,000	(1)
Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	830,000	845,562	(4)
	USD	7.504%	03/01/2022	1,000,000	1,018,750	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Russia (continued)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	967,000	$1,000,845	(1)
VTB Bank OJSC Via VTB Capital SA:
	USD	6.315%	02/22/2018	2,317,000	2,421,265	(4)
	USD	6.250%	06/30/2035	1,085,000	1,150,100	(4)

					23,880,577

Saudi Arabia - 0.42%
Saudi Electricity Global Sukuk Co.:
	USD	2.665%	04/03/2017	2,500,000	2,588,033	(4)
	USD	4.211%	04/03/2022	3,000,000	3,273,000	(4)

					5,861,033

Singapore - 0.19%
DBS Bank Ltd.	USD	3.625%	09/21/2022	900,000	923,580	(3)(4)
PSA International Pte Ltd.	USD	3.875%	02/11/2021	100,000	109,380
SingTel Group Treasury Pte Ltd.	USD	4.500%	09/08/2021	1,000,000	1,134,100
STATS ChipPAC Ltd.	USD	5.375%	03/31/2016	510,000	530,024	(1)

					2,697,084

South Africa - 0.48%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	2,439,000	2,451,195	(4)
Myriad International Holding BV	USD	6.375%	07/28/2017	3,700,000	4,227,250	(4)

					6,678,445

South Korea - 1.07%
Export-Import Bank of Korea:
	USD	8.125%	01/21/2014	2,447,000	2,668,331
	USD	4.375%	09/15/2021	1,913,000	2,099,039
Industrial Bank of Korea	USD	2.375%	07/17/2017	2,000,000	2,009,100	(1)
Korea East-West Power Co. Ltd.	USD	2.500%	07/16/2017	1,000,000	1,007,950	(1)
Korea Electric Power Corp.	USD	3.000%	10/05/2015	1,000,000	1,040,950	(1)
Korea Exchange Bank	USD	3.125%	06/26/2017	700,000	718,865	(1)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	1,200,000	1,351,800	(4)
Korea Western Power Co. Ltd.	USD	3.125%	05/10/2017	2,251,000	2,330,348	(1)
KT Corp.	USD	3.875%	01/20/2017	1,450,000	1,549,064

					14,775,447

Thailand - 0.10%
PTTEP Canada International Finance Ltd.:
	USD	5.692%	04/05/2021	232,000	260,629	(4)
	USD	6.350%	06/12/2042	1,000,000	1,110,750	(4)

					1,371,379

Turkey - 0.19%
Yuksel Insaat AS	USD	9.500%	11/10/2015	3,237,000	2,658,024	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Ukraine - 0.54%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	2,747,000	$2,520,373	(1)
Metinvest BV	USD	8.750%	02/14/2018	1,537,000	1,437,095	(1)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	1,452,000	1,301,575	(1)
National JSC Naftogaz of Ukraine	USD	9.500%	09/30/2014	2,189,000	2,178,055

					7,437,098

United Arab Emirates - 1.21%
Abu Dhabi National Energy Co.	USD	6.250%	09/16/2019	200,000	234,800	(4)
Dolphin Energy Ltd.:
	USD	5.888%	06/15/2019	1,280,640	1,447,443	(4)
	USD	5.500%	12/15/2021	780,000	890,175	(1)
DP World Ltd.	USD	6.850%	07/02/2037	2,120,000	2,259,920	(4)
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	2,690,000	2,953,234	(4)
Dubai Holding Commercial Operations MTN Ltd.:
	EUR	4.750%	01/30/2014	350,000	426,583
	GBP	6.000%	02/01/2017	1,950,000	2,861,773
IPIC GMTN Ltd.	USD	3.750%	03/01/2017	1,940,000	2,038,940	(1)
MAF Sukuk Ltd.	USD	5.850%	02/07/2017	3,450,000	3,721,630

					16,834,498

Venezuela - 5.04%
Petroleos de Venezuela SA:
	USD	4.900%	10/28/2014	66,288,680	59,707,712
	USD	5.000%	10/28/2015	3,231,899	2,722,875
	USD	5.250%	04/12/2017	4,331,000	3,334,870	(4)
	USD	8.500%	11/02/2017	4,616,200	4,108,418	(4)

					69,873,875

TOTAL CORPORATE BONDS (Cost $365,085,728)					374,838,277

PARTICIPATION NOTES - 0.77%
Argentina - 0.06%
Hidroelec el Chocon SA	USD	8.061%	03/01/2015	930,769	930,769

Ukraine - 0.71%
Ukreximbank Biz Finance PLC	USD	8.375%	04/27/2015	10,324,000	9,807,800	(4)

TOTAL PARTICIPATION NOTES (Cost $10,973,675)					10,738,569

CREDIT LINKED NOTES - 2.92%
Argentina - 0.20%
Cablevision SA	USD	9.375%	02/12/2018	3,618,000	2,713,500	(11)

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Brazil - 0.49%
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	5,500,000	$2,779,940	(12)
	BRL	10.000%	01/01/2015	2,760,000	1,399,718	(13)
	BRL	6.000%	05/15/2015	4,982,421	2,636,560	(13)

					6,816,218

Colombia - 0.92%
Titulos de Tesoreria - Series B:
	COP	11.000%	07/24/2020	3,000,000,000	2,105,592	(12)
	COP	11.000%	07/24/2020	3,500,000,000	2,456,524	(12)
	COP	11.000%	07/24/2020	4,000,000,000	2,807,456	(12)
	COP	11.000%	07/24/2020	5,700,000,000	4,000,625	(12)
	COP	10.000%	07/24/2024	1,952,000,000	1,360,407	(12)

					12,730,604

Iraq - 0.94%
Republic of Iraq:
	JPY	2.510%	01/01/2028	1,035,000,000	8,889,935	(14)
	JPY	2.548%	01/01/2028	475,424,246	4,129,108	(14)

					13,019,043

Russia - 0.37%
Russian Federation	RUB	7.600%	04/14/2021	167,100,000	5,151,106	(15)

TOTAL CREDIT LINKED NOTES (Cost $41,014,548)					40,430,471

SHORT TERM INVESTMENTS - 3.39%
Money Market Mutual Funds - 3.39%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (0.60284% 7-Day Yield)				46,925,178	46,925,178

TOTAL SHORT TERM INVESTMENTS (Cost $46,925,178)					46,925,178

Total Investments - 98.16% (Cost $1,275,862,830)					1,360,594,403
Other Assets In Excess of Liabilities - 1.84%					25,563,709

Net Assets - 100.00%					$1,386,158,112

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

ARS	- Argentine Peso
BRL	- Brazilian Real
COP	- Colombian Peso
EUR	- Euro Currency
GBP	- Great Britain Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
MYR	- Malaysian Ringget
RON	- Romanian Leu
RUB	- Russian Ruble
USD	- United States Dollar
ZAR	- South African Rand

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $173,438,875, which represents approximately 12.51% of net assets as of August 31, 2012.

(2)	Security is currently in default/non-income producing.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2012.
(4)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2012, the aggregate market value of those securities was $426,877,491, which represents approximately 30.80% of net assets.

(5)	Amount represents less than 0.005% of net assets.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2012.
(7)	Pay-in-kind securities.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2012. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)

This security has been valued by management at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $1,308,051, which represents approximately 0.09% of net assets as of August 31, 2012.

(10)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(11)	The underlying security is issued by Deutsche Bank AG London.
(12)	The underlying security is issued by Citigroup Global Markets.
(13)	The underlying security is issued by JPMorgan Chase.
(14)	The underlying security is issued by Merrill Lynch.
(15)	The underlying security is issued by Credit Suisse First Boston.

Common Abbreviations:

AS	- Anonim Sirket is the Turkish term for Incorporation.
BHD	- Berhad is the Malaysian term for public limited company.
BV	- Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	- British Virgin Islands.
ESP	- Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	- Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
GMTN	- Global Medium Term Note.
JSC	- Joint Stock Company.
LLP	- Limited Liability Partnership.
Ltd.	- Limited.
MTN	- Medium Term Note.
OAO	- Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	- Open Joint Stock Company.

PLC	- Public Limited Company.
Pte	- Private.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAA	- Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	- Sociedad Anonima Bursatil is a term for publicly traded company.
SAB de CV	- A variable capital company.
SPV	- Special Purpose Vehicle.
Tbk	- Terbuka is the Indonesian term for limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BRL(1)	18,307,980	Purchase	09/05/2012	$9,013,128	$117,554
BRL(1)	18,431,728	Sale	09/05/2012	9,074,050	37,938
BRL(1)	13,673,452	Sale	09/05/2012	6,731,522	28,478
COP(1)	30,827,125,004	Sale	09/24/2012	16,829,238	22,632
COP(1)	4,773,323,400	Purchase	09/24/2012	2,605,867	6,867
JPY(2)	322,315,000	Sale	09/28/2012	4,117,543	2,552
RON(1)	12,485,820	Purchase	09/17/2012	3,497,780	97,780

					$313,801

BRL(1)	13,797,200	Purchase	09/05/2012	$6,792,444	$(7,556)
EUR(2)	342,000	Sale	09/28/2012	430,288	(9,789)
EUR(2)	1,337,263	Sale	09/28/2012	1,682,481	(30,937)
EUR(2)	52,659,000	Sale	09/28/2012	66,253,070	(1,507,250)
GBP(2)	805,000	Sale	09/28/2012	1,278,092	(16,801)
GBP(2)	1,822,000	Sale	09/28/2012	2,892,774	(38,028)
JPY(2)	696,037,500	Sale	09/28/2012	8,891,812	(109,702)
RUB(1)	218,956,600	Purchase	11/07/2012	6,715,815	(84,185)
RUB(1)	219,698,280	Purchase	11/07/2012	6,738,563	(118,437)

					$(1,922,685)

(1) The Counterparty is Citigroup Global Markets.

(2) The Counterparty is JP Morgan Chase & Co.

See Notes to Quarterly Statement of Investments.

Stone Harbor High Yield Bond Fund	Statement of Investments
August 31, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 95.89%
Aerospace/Defense - 1.30%
CPI International, Inc.	USD	8.000%	02/15/2018	2,050,000	$1,937,250
TransDigm, Inc.	USD	7.750%	12/15/2018	2,900,000	3,244,375
Triumph Group, Inc.	USD	8.625%	07/15/2018	1,575,000	1,771,875

					6,953,500

Automotive - 1.32%
Allison Transmission, Inc.	USD	7.125%	05/15/2019	1,300,000	1,381,250	(1)
Chrysler Group LLC	USD	8.000%	06/15/2019	1,925,000	2,040,500
The Goodyear Tire & Rubber Co.	USD	7.000%	05/15/2022	1,645,000	1,719,025
Tomkins LLC	USD	9.000%	10/01/2018	792,000	887,040
UCI International, Inc.	USD	8.625%	02/15/2019	1,000,000	1,003,750

					7,031,565

Banking - 0.42%
Provident Funding Associates LP:
	USD	10.250%	04/15/2017	1,025,000	1,094,187	(1)
	USD	10.125%	02/15/2019	1,125,000	1,144,688	(1)

					2,238,875

Building Products - 1.21%
American Standard Americas	USD	10.750%	01/15/2016	715,000	643,500	(1)
Griffon Corp.	USD	7.125%	04/01/2018	3,450,000	3,635,437
Norcraft Cos. LP	USD	10.500%	12/15/2015	2,180,000	2,180,000

					6,458,937

Chemicals - 3.89%
Hexion US Finance Corp.	USD	6.625%	04/15/2020	2,745,000	2,786,175
Ineos Finance PLC	USD	8.375%	02/15/2019	2,430,000	2,566,688	(1)
Ineos Group Holdings Ltd.	USD	8.500%	02/15/2016	2,830,000	2,681,425	(1)
Koppers, Inc.	USD	7.875%	12/01/2019	1,990,000	2,184,025
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0	(2)
LyondellBasell Industries NV	USD	6.000%	11/15/2021	2,770,000	3,171,650
MacDermid, Inc.	USD	9.500%	04/15/2017	1,875,000	1,968,750	(1)
Momentive Performance Materials, Inc.:
	USD	11.500%	12/01/2016	1,375,000	845,625	(3)
	USD	9.000%	01/15/2021	2,590,000	1,903,650
NOVA Chemicals Corp.	USD	8.375%	11/01/2016	2,375,000	2,648,125

					20,756,113

Construction Machinery - 0.44%
The Manitowoc Co., Inc.	USD	9.500%	02/15/2018	2,100,000	2,346,750

Consumer Products - 1.84%
Armored Autogroup, Inc.	USD	9.250%	11/01/2018	1,025,000	909,687
Elizabeth Arden, Inc.	USD	7.375%	03/15/2021	1,800,000	2,007,000
Mead Products LLC	USD	6.750%	04/30/2020	1,750,000	1,859,375	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Consumer Products (continued)
NBTY, Inc.	USD	9.000%	10/01/2018	2,170,000	$2,435,825
Visant Corp.	USD	10.000%	10/01/2017	2,615,000	2,601,925

					9,813,812

Containers/Packaging - 2.35%
ARD Finance SA	USD	11.125%	06/01/2018	1,845,075	1,720,532	(1)(4)
Ardagh Packaging Finance PLC:
	USD	9.125%	10/15/2020	2,290,000	2,404,500	(1)
	EUR	9.250%	10/15/2020	500,000	641,477	(5)
Radnor Holdings Corp.	USD	11.000%	03/15/2010	25,000	3	(2)
Reynolds Group Issuer LLC:
	USD	9.000%	04/15/2019	185,000	188,931
	USD	9.875%	08/15/2019	3,120,000	3,315,000
	USD	8.250%	02/15/2021	650,000	641,875
Sealed Air Corp.	USD	8.375%	09/15/2021	3,230,000	3,649,900	(1)

					12,562,218

Drillers/Services - 5.03%
Basic Energy Services, Inc.:
	USD	7.125%	04/15/2016	1,275,000	1,281,375
	USD	7.750%	02/15/2019	1,535,000	1,527,325
CHC Helicopter SA	USD	9.250%	10/15/2020	1,945,000	1,993,625
Gulfmark Offshore, Inc.	USD	6.375%	03/15/2022	2,375,000	2,428,437	(1)
Hercules Offshore LLC	USD	10.500%	10/15/2017	3,270,000	3,400,800	(1)
Hornbeck Offshore Services, Inc.:
	USD	8.000%	09/01/2017	1,875,000	1,996,875
	USD	5.875%	04/01/2020	1,365,000	1,399,125
Offshore Group Investment Ltd.:
	USD	11.500%	08/01/2015	1,235,000	1,370,850	(1)
	USD	11.500%	08/01/2015	2,950,000	3,274,500
Parker Drilling Co.:
	USD	9.125%	04/01/2018	1,020,000	1,099,050	(1)
	USD	9.125%	04/01/2018	1,625,000	1,750,938
SESI LLC:
	USD	6.375%	05/01/2019	2,053,000	2,186,445
	USD	7.125%	12/15/2021	1,000,000	1,117,500
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	1,870,000	2,019,600	(1)

					26,846,445

Electric - 4.43%
The AES Corp.:
	USD	8.000%	06/01/2020	925,000	1,082,250
	USD	7.375%	07/01/2021	2,375,000	2,731,250
Calpine Corp.:
	USD	7.875%	07/31/2020	830,000	937,900	(1)
	USD	7.500%	02/15/2021	1,925,000	2,146,375	(1)
	USD	7.875%	01/15/2023	1,420,000	1,611,700	(1)
DPL, Inc.	USD	7.250%	10/15/2021	2,345,000	2,685,025	(1)
Edison Mission Energy:
	USD	7.750%	06/15/2016	1,825,000	971,812
	USD	7.000%	05/15/2017	150,000	79,500
	USD	7.200%	05/15/2019	1,540,000	812,350

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Electric (continued)
Edison Mission Energy (continued)
	USD	7.625%	05/15/2027	1,135,000	$593,038
GenOn Energy, Inc.	USD	9.500%	10/15/2018	3,175,000	3,516,312
NRG Energy, Inc.:
	USD	8.500%	06/15/2019	2,300,000	2,472,500
	USD	8.250%	09/01/2020	1,485,000	1,607,513
	USD	7.875%	05/15/2021	2,200,000	2,365,000

					23,612,525

Environmental Services - 0.40%
Clean Harbors, Inc.	USD	5.250%	08/01/2020	2,090,000	2,155,313	(1)

Exploration & Production - 7.48%
Atlas Pipeline Partners LP	USD	8.750%	06/15/2018	2,000,000	2,155,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
	USD	9.375%	05/01/2019	1,095,000	1,155,225
	USD	9.625%	08/01/2020	1,185,000	1,264,987	(1)
Concho Resources, Inc.	USD	7.000%	01/15/2021	1,700,000	1,904,000
Eagle Rock Energy Partners LP	USD	8.375%	06/01/2019	2,235,000	2,190,300
Everest Acquisition LLC:
	USD	6.875%	05/01/2019	1,945,000	2,088,444	(1)
	USD	9.375%	05/01/2020	1,950,000	2,123,062	(1)
Forest Oil Corp.	USD	7.250%	06/15/2019	3,540,000	3,469,200
Kodiak Oil & Gas Corp.	USD	8.125%	12/01/2019	1,615,000	1,717,956	(1)
Laredo Petroleum, Inc.	USD	7.375%	05/01/2022	1,325,000	1,431,000
Linn Energy LLC:
	USD	8.625%	04/15/2020	150,000	162,750
	USD	7.750%	02/01/2021	3,225,000	3,378,188
MEG Energy Corp.:
	USD	6.500%	03/15/2021	1,875,000	1,982,813	(1)
	USD	6.375%	01/30/2023	100,000	104,375	(1)
Oasis Petroleum, Inc.:
	USD	7.250%	02/01/2019	3,340,000	3,540,400
	USD	6.500%	11/01/2021	150,000	153,750
Plains Exploration & Production Co.:
	USD	7.625%	06/01/2018	800,000	864,000
	USD	7.625%	04/01/2020	1,050,000	1,149,750
QEP Resources, Inc.	USD	5.375%	10/01/2022	2,500,000	2,568,750
Range Resources Corp.	USD	5.000%	08/15/2022	1,085,000	1,131,113
SandRidge Energy, Inc.:
	USD	8.750%	01/15/2020	1,775,000	1,899,250
	USD	7.500%	03/15/2021	2,000,000	2,035,000
Venoco, Inc.	USD	8.875%	02/15/2019	1,600,000	1,440,000

					39,909,313

Financial Other - 1.40%
Aircastle Ltd.	USD	6.750%	04/15/2017	3,465,000	3,759,525
International Lease Finance Corp.	USD	8.250%	12/15/2020	3,183,000	3,735,690

					7,495,215

Food & Beverage - 4.94%
Boparan Finance PLC	EUR	9.750%	04/30/2018	1,100,000	1,470,052	(5)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Food & Beverage (continued)
Campofrio Food Group SA	EUR	8.250%	10/31/2016	1,250,000	$1,572,248	(5)
Cott Beverages, Inc.	USD	8.375%	11/15/2017	1,050,000	1,153,687
Dean Foods Co.:
	USD	7.000%	06/01/2016	2,075,000	2,212,469
	USD	9.750%	12/15/2018	3,135,000	3,515,119
Del Monte Corp.	USD	7.625%	02/15/2019	4,605,000	4,622,269
Michael Foods Group, Inc.	USD	9.750%	07/15/2018	860,000	954,600
Pinnacle Foods Finance LLC:
	USD	9.250%	04/01/2015	1,825,000	1,882,031
	USD	8.250%	09/01/2017	1,550,000	1,650,750
Post Holdings, Inc.	USD	7.375%	02/15/2022	4,155,000	4,399,106	(1)
Smithfield Foods, Inc.	USD	6.625%	08/15/2022	2,865,000	2,940,206

					26,372,537

Gaming - 3.05%
American Casino & Entertainment Properties LLC	USD	11.000%	06/15/2014	28,000	29,400
Boyd Gaming Corp.	USD	9.125%	12/01/2018	3,140,000	3,269,525
Caesars Entertainment Operating Co., Inc.	USD	12.750%	04/15/2018	490,000	343,000
Isle of Capri Casinos, Inc.:
	USD	7.750%	03/15/2019	1,425,000	1,521,188
	USD	8.875%	06/15/2020	1,710,000	1,761,300	(1)
MGM Resorts International:
	USD	6.875%	04/01/2016	1,240,000	1,277,200
	USD	7.500%	06/01/2016	3,115,000	3,266,856
	USD	8.625%	02/01/2019	1,360,000	1,455,200	(1)
Pinnacle Entertainment, Inc.:
	USD	8.625%	08/01/2017	775,000	850,562
	USD	8.750%	05/15/2020	2,285,000	2,519,213

					16,293,444

Gas Distributors - 0.69%
Niska Gas Storage US LLC	USD	8.875%	03/15/2018	1,690,000	1,732,250
Suburban Propane Partners LP:
	USD	7.500%	10/01/2018	253,000	273,873	(1)
	USD	7.375%	08/01/2021	1,562,000	1,655,720	(1)

					3,661,843

Gas Pipelines - 1.51%
Copano Energy LLC:
	USD	7.750%	06/01/2018	675,000	712,125
	USD	7.125%	04/01/2021	1,525,000	1,601,250
MarkWest Energy Partners LP:
	USD	6.750%	11/01/2020	475,000	514,188
	USD	6.250%	06/15/2022	1,100,000	1,174,250
Sabine Pass LNG LP	USD	7.250%	11/30/2013	2,175,000	2,272,875
Targa Resources Partners LP:
	USD	7.875%	10/15/2018	775,000	848,625
	USD	6.875%	02/01/2021	850,000	918,000

					8,041,313

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Healthcare - 8.39%
American Renal Holdings, Inc.	USD	8.375%	05/15/2018	1,875,000	$2,001,562
Biomet, Inc.:
	USD	11.625%	10/15/2017	1,814,000	1,947,783
	USD	6.500%	08/01/2020	3,040,000	3,161,600	(1)
ConvaTec Healthcare E SA	USD	10.500%	12/15/2018	2,100,000	2,247,000	(1)
Emergency Medical Services Corp., Series WI	USD	8.125%	06/01/2019	2,430,000	2,606,175
Fresenius Medical Care US Finance II, Inc.	USD	5.875%	01/31/2022	2,415,000	2,571,975	(1)
HCA Holdings, Inc.	USD	7.750%	05/15/2021	1,080,000	1,179,900
HCA, Inc.:
	USD	7.500%	02/15/2022	3,700,000	4,134,750
	USD	5.875%	03/15/2022	2,195,000	2,345,906
Health Management Associates, Inc.	USD	7.375%	01/15/2020	2,260,000	2,429,500	(1)
HealthSouth Corp.	USD	8.125%	02/15/2020	3,425,000	3,780,344
Hologic, Inc.	USD	6.250%	08/01/2020	1,795,000	1,909,431	(1)
IASIS Healthcare LLC	USD	8.375%	05/15/2019	3,275,000	3,139,906
Kinetic Concepts, Inc.:
	USD	10.500%	11/01/2018	2,020,000	2,065,450	(1)
	USD	12.500%	11/01/2019	1,410,000	1,293,675	(1)
Prospect Medical Holdings, Inc.	USD	8.375%	05/01/2019	1,365,000	1,405,950	(1)
Radiation Therapy Services, Inc.	USD	9.875%	04/15/2017	2,275,000	1,541,313
Surgical Care Affiliates, Inc.:
	USD	8.875%	07/15/2015	984,000	1,006,140	(1)(4)
	USD	10.000%	07/15/2017	1,325,000	1,358,125	(1)
Universal Hospital Services, Inc.	USD	7.625%	08/15/2020	2,500,000	2,637,500	(1)

					44,763,985

Healthcare-Services - 1.13%
CHS/Community Health Systems, Inc.	USD	8.000%	11/15/2019	3,050,000	3,309,250
United Surgical Partners International, Inc.	USD	9.000%	04/01/2020	2,500,000	2,696,875	(1)

					6,006,125

Industrial Other - 0.89%
Park-Ohio Industries, Inc.	USD	8.125%	04/01/2021	1,250,000	1,293,750
RBS Global, Inc.	USD	8.500%	05/01/2018	3,125,000	3,453,125

					4,746,875

Leisure - 1.75%
AMC Entertainment, Inc.	USD	9.750%	12/01/2020	3,225,000	3,579,750
Cinemark USA, Inc.:
	USD	8.625%	06/15/2019	1,775,000	1,996,875
	USD	7.375%	06/15/2021	1,175,000	1,318,937
Regal Cinemas Corp.	USD	8.625%	07/15/2019	1,700,000	1,899,750
Regal Entertainment Group	USD	9.125%	08/15/2018	475,000	532,000

					9,327,312

Life - 0.57%
Genworth Financial, Inc.	USD	7.625%	09/24/2021	2,950,000	3,019,207

Lodging - 0.30%
Choice Hotels International, Inc.	USD	5.750%	07/01/2022	1,485,000	1,600,088

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Media Cable - 6.07%
Cablevision Systems Corp.:
	USD	8.625%	09/15/2017	1,265,000	$1,454,750
	USD	7.750%	04/15/2018	985,000	1,071,187
	USD	8.000%	04/15/2020	1,525,000	1,696,563
CCO Holdings LLC	USD	6.625%	01/31/2022	2,820,000	3,066,750
Cequel Communications Holdings I LLC	USD	8.625%	11/15/2017	1,550,000	1,672,063	(1)
CSC Holdings LLC:
	USD	7.625%	07/15/2018	325,000	371,312
	USD	8.625%	02/15/2019	475,000	558,125
DISH DBS Corp.:
	USD	7.875%	09/01/2019	180,000	207,675
	USD	6.750%	06/01/2021	835,000	893,450
	USD	5.875%	07/15/2022	5,415,000	5,482,688	(1)
Mediacom LLC	USD	7.250%	02/15/2022	2,520,000	2,686,950
Nara Cable Funding Ltd.	USD	8.875%	12/01/2018	4,460,000	4,069,750	(1)
Ono Finance II PLC	USD	10.875%	07/15/2019	805,000	648,025	(1)
Unitymedia GmbH	EUR	9.500%	03/15/2021	1,600,000	2,306,802	(5)
UPC Holding BV:
	USD	9.875%	04/15/2018	2,625,000	2,959,687	(1)
	EUR	8.375%	08/15/2020	850,000	1,170,696	(5)
Virgin Media Finance PLC	USD	8.375%	10/15/2019	70,000	79,450
Ziggo Bond Co. BV	EUR	8.000%	05/15/2018	1,425,000	1,976,080	(5)

					32,372,003

Media Other - 4.13%
Allbritton Communications Co.	USD	8.000%	05/15/2018	2,770,000	2,998,525
AMC Networks, Inc.	USD	7.750%	07/15/2021	995,000	1,131,813
Bonten Media Acquisition Co.	USD	9.000%	06/01/2015	539,195	401,700	(1)(6)
Entravision Communications Corp.	USD	8.750%	08/01/2017	3,672,000	3,956,580
Fox Acquisition Sub LLC	USD	13.375%	07/15/2016	1,715,000	1,843,625	(1)
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	4,000	0	(2)
Local TV Finance LLC	USD	9.250%	06/15/2015	1,625,000	1,665,625	(1)(4)
Radio One, Inc.	USD	12.500%	05/24/2016	2,826,001	2,419,763	(4)
Sinclair Television Group, Inc.	USD	8.375%	10/15/2018	2,385,000	2,620,519
Univision Communications, Inc.:
	USD	7.875%	11/01/2020	2,380,000	2,564,450	(1)
	USD	8.500%	05/15/2021	2,400,000	2,442,000	(1)

					22,044,600

Metals/Mining/Steel - 3.54%
APERAM:
	USD	7.375%	04/01/2016	850,000	745,875	(1)
	USD	7.750%	04/01/2018	2,225,000	1,857,875	(1)
Arch Coal, Inc.	USD	7.250%	06/15/2021	1,985,000	1,801,387
Cloud Peak Energy Resources LLC	USD	8.500%	12/15/2019	1,615,000	1,800,725
CONSOL Energy, Inc.	USD	8.250%	04/01/2020	2,100,000	2,273,250
FMG Resources August 2006 Pty. Ltd.	USD	8.250%	11/01/2019	2,475,000	2,475,000	(1)
Novelis, Inc.	USD	8.375%	12/15/2017	1,825,000	2,025,750
Peabody Energy Corp.	USD	6.250%	11/15/2021	3,490,000	3,568,525	(1)
Taseko Mines Ltd.	USD	7.750%	04/15/2019	2,440,000	2,336,300

					18,884,687

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Non Captive Finance - 0.85%
Ally Financial, Inc.:
	USD	6.250%	12/01/2017	790,000	$856,563
	USD	8.000%	11/01/2031	810,000	963,997
CIT Group, Inc.	USD	5.250%	03/15/2018	2,625,000	2,739,844

					4,560,404

Paper/Forest Products - 2.97%
Ainsworth Lumber Co. Ltd.	USD	11.000%	07/29/2015	2,259,806	2,135,517	(1)(4)
Boise Paper Holdings LLC	USD	8.000%	04/01/2020	2,000,000	2,220,000
Cascades, Inc.:
	USD	7.750%	12/15/2017	1,750,000	1,824,375
	USD	7.875%	01/15/2020	1,400,000	1,459,500
Catalyst Paper Corp.	USD	11.000%	12/15/2016	1,540,000	808,500	(1)(2)
Louisiana-Pacific Corp.	USD	7.500%	06/01/2020	2,685,000	2,926,650
Mercer International, Inc.	USD	9.500%	12/01/2017	1,945,000	2,066,562
NewPage Corp.	USD	11.375%	12/31/2014	1,215,000	829,237	(2)
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,775,000	1,548,688

					15,819,029

Property & Casualty Insurance - 0.23%
CNO Financial Group, Inc.	USD	9.000%	01/15/2018	1,100,000	1,208,625	(1)

Publishing/Printing - 0.85%
Baker & Taylor, Inc.	USD	11.500%	07/01/2013	1,295,000	783,475	(1)
IDEARC, Inc.	USD	8.000%	11/15/2016	1,265,000	0	(2)
The McClatchy Co.	USD	11.500%	02/15/2017	3,530,000	3,759,450

					4,542,925

Restaurants - 0.62%
Landry’s, Inc.	USD	9.375%	05/01/2020	3,100,000	3,293,750	(1)

Retail Food/Drug - 0.67%
Albertsons, Inc.:
	USD	8.700%	05/01/2030	725,000	441,344
	USD	8.000%	05/01/2031	1,500,000	892,500
American Stores Co.:
	USD	7.900%	05/01/2017	550,000	512,188
	USD	8.000%	06/01/2026	1,465,000	1,256,237
Series MTNB	USD	7.100%	03/20/2028	600,000	459,000

					3,561,269

Retail Non Food/Drug - 2.95%
Claire’s Stores, Inc.:
	USD	9.250%	06/01/2015	550,000	478,500
	USD	9.625%	06/01/2015	958,282	838,497	(4)
	USD	8.875%	03/15/2019	1,150,000	997,625
Express LLC	USD	8.750%	03/01/2018	1,415,000	1,535,275
GRD Holdings III Corp.	USD	10.750%	06/01/2019	1,320,000	1,310,100	(1)
JC Penney Corp., Inc.	USD	7.400%	04/01/2037	2,340,000	2,024,100
Limited Brands, Inc.:
	USD	6.950%	03/01/2033	1,439,000	1,439,000

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Retail Non Food/Drug (continued)
Limited Brands, Inc. (continued)
	USD	7.600%	07/15/2037	1,400,000	$1,442,000
Michaels Stores, Inc.	USD	7.750%	11/01/2018	2,225,000	2,380,750
Party City Holdings, Inc.	USD	8.875%	08/01/2020	1,295,000	1,375,938	(1)
RadioShack Corp.	USD	6.750%	05/15/2019	2,825,000	1,924,531

					15,746,316

Satellite - 0.50%
Intelsat Jackson Holdings SA	USD	7.250%	04/01/2019	2,460,000	2,662,950

Services Other - 3.03%
American Residential Services LLC	USD	12.000%	04/15/2015	1,075,000	1,069,625	(1)
ARAMARK Holdings Corp.	USD	8.625%	05/01/2016	125,000	128,282	(1)(4)
Brickman Group Holdings, Inc.	USD	9.125%	11/01/2018	2,345,000	2,380,175	(1)
GXS Worldwide, Inc.	USD	9.750%	06/15/2015	2,190,000	2,272,125
Interactive Data Corp.	USD	10.250%	08/01/2018	1,875,000	2,123,437
ServiceMaster Co.:
	USD	8.000%	02/15/2020	1,410,000	1,510,463
	USD	7.000%	08/15/2020	2,025,000	2,070,563	(1)
	USD	7.450%	08/15/2027	325,000	272,187
Trans Union LLC	USD	11.375%	06/15/2018	1,925,000	2,281,125
TransUnion Holding Co., Inc.	USD	9.625%	06/15/2018	775,000	844,750	(1)(4)
West Corp.	USD	7.875%	01/15/2019	1,205,000	1,198,975

					16,151,707

Technology - 4.88%
CommScope, Inc.	USD	8.250%	01/15/2019	2,675,000	2,878,969	(1)
First Data Corp.:
	USD	7.375%	06/15/2019	2,410,000	2,500,375	(1)
	USD	6.750%	11/01/2020	1,380,000	1,376,550	(1)
	USD	12.625%	01/15/2021	2,590,000	2,635,325
iGATE Corp.	USD	9.000%	05/01/2016	2,200,000	2,392,500
Infor US, Inc.:
	USD	11.500%	07/15/2018	2,940,000	3,366,300	(1)
	USD	9.375%	04/01/2019	870,000	946,125	(1)
Legend Acquisition Sub, Inc.	USD	10.750%	08/15/2020	1,325,000	1,315,062	(1)
MEMC Electronic Materials, Inc.	USD	7.750%	04/01/2019	1,530,000	1,277,550
NXP BV	USD	9.750%	08/01/2018	1,100,000	1,262,250	(1)
Seagate HDD Cayman	USD	7.750%	12/15/2018	2,075,000	2,287,687
SSI Investments II	USD	11.125%	06/01/2018	1,810,000	2,045,300
SunGard Data Systems, Inc.	USD	7.375%	11/15/2018	1,625,000	1,734,688

					26,018,681

Textile/Apparel - 0.90%
Levi Strauss & Co.:
	USD	7.625%	05/15/2020	1,675,000	1,794,344
	USD	6.875%	05/01/2022	850,000	886,125
Quiksilver, Inc.	USD	6.875%	04/15/2015	2,185,000	2,097,600

					4,778,069

Wireless - 2.70%
Matterhorn Mobile Holdings SA, Series RegS	EUR	8.250%	02/15/2020	1,100,000	1,504,641	(5)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Wireless (continued)
SBA Telecommunications, Inc.	USD	5.750%	07/15/2020	1,725,000	$1,809,094	(1)
Sprint Capital Corp.	USD	8.750%	03/15/2032	7,105,000	7,176,050
Sprint Nextel Corp.	USD	9.125%	03/01/2017	860,000	967,500
Wind Acquisition Finance SA	USD	12.250%	07/15/2017	4,173,782	2,942,516	(1)(4)

					14,399,801

Wirelines - 6.27%
CenturyLink, Inc.:
Series T	USD	5.800%	03/15/2022	2,980,000	3,196,917
Series U	USD	7.650%	03/15/2042	2,085,000	2,180,155
Cincinnati Bell, Inc.:
	USD	8.250%	10/15/2017	2,855,000	3,069,125
	USD	8.750%	03/15/2018	2,095,000	2,126,425
Citizens Communications Co.	USD	9.000%	08/15/2031	7,343,000	7,746,865
Embarq Corp.	USD	7.995%	06/01/2036	1,575,000	1,746,642
ITC Deltacom, Inc.	USD	10.500%	04/01/2016	2,000,000	2,165,000
Level 3 Financing, Inc.	USD	10.000%	02/01/2018	3,208,000	3,536,820
Syniverse Holdings, Inc.	USD	9.125%	01/15/2019	1,265,000	1,372,525
Windstream Corp.	USD	7.500%	04/01/2023	6,194,000	6,317,880

					33,458,354

TOTAL CORPORATE BONDS					511,516,480

(Cost $495,090,787)

CONVERTIBLE CORPORATE BONDS - 0.89%
Airlines - 0.02%
AirTran Holdings, Inc.	USD	5.250%	11/01/2016	110,000	140,250

Automotive - 0.08%
TRW Automotive, Inc.	USD	3.500%	12/01/2015	254,000	419,100

Building Products - 0.02%
Cemex SAB de CV	USD	3.750%	03/15/2018	100,000	93,125

Drillers/Services - 0.13%
Hornbeck Offshore Services, Inc.:
	USD	1.500%	09/01/2019	9,000	9,203	(1)
	USD	1.625%	11/15/2026	145,000	151,568	(3)
Newpark Resources, Inc.	USD	4.000%	10/01/2017	163,000	165,037
Subsea 7 SA, Series ACY	USD	2.250%	10/11/2013	300,000	351,300

					677,108

Exploration & Production - 0.03%
Stone Energy Corp.	USD	1.750%	03/01/2017	166,000	153,550	(1)

Food & Beverage - 0.08%
Smithfield Foods, Inc.	USD	4.000%	06/30/2013	88,000	94,820
Tyson Foods, Inc.	USD	3.250%	10/15/2013	285,000	313,856

					408,676

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Healthcare - 0.03%
Dendreon Corp.	USD	2.875%	01/15/2016	236,000	$156,350

Industrial Other - 0.05%
Altra Holdings, Inc.	USD	2.750%	03/01/2031	296,000	296,000

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	56,000	46,340

Metals/Mining/Steel - 0.03%
RTI International Metals, Inc.	USD	3.000%	12/01/2015	167,000	169,923

Railroads - 0.05%
Greenbrier Cos, Inc.	USD	3.500%	04/01/2018	298,000	258,515

Retail Non Food/Drug - 0.05%
RadioShack Corp.	USD	2.500%	08/01/2013	320,000	298,800	(1)

Technology - 0.31%
Alcatel-Lucent, Series ALU	EUR	5.000%	01/01/2015	2,000,000	64,230
Alcatel-Lucent USA, Inc., Series A	USD	2.875%	06/15/2023	330,000	239,250
Callidus Software, Inc.	USD	4.750%	06/01/2016	197,000	199,463
Ciena Corp.	USD	4.000%	03/15/2015	76,000	81,415	(1)
Comtech Telecommunications Corp.	USD	3.000%	05/01/2029	66,000	70,620
Micron Technology, Inc.:
	USD	1.875%	06/01/2027	121,000	109,505
Series A	USD	1.500%	08/01/2031	147,000	134,505	(1)
ON Semiconductor Corp.	USD	2.625%	12/15/2026	303,000	308,681
Symantec Corp., Series B	USD	1.000%	06/15/2013	243,000	265,478
WebMD Health Corp.	USD	2.500%	01/31/2018	212,000	174,635

					1,647,782

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $5,110,017)					4,765,519

BANK LOANS - 2.65%(7)
Building Products - 0.03%
Collins & Aikman Floorcoverings, Inc. - Term Loan B:
	USD	2.737%	09/20/2012	36,735	36,183
	USD	2.737%	09/20/2012	91,837	90,459
	USD	2.737%	09/24/2012	18,367	18,092
	USD	2.732%	09/28/2012	7,113	7,007

					151,741

Chemicals - 0.48%
Trinseo Materials Operating S.C.A.	USD	8.000%	11/30/2012	2,719,124	2,546,267

Electric - 0.68%
Texas Competitive Electric Holdings Co., LLC - 2017 Term Loan:
	USD	4.741%	09/10/2012	4,594,376	3,128,003

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Electric (continued)
Texas Competitive Electric Holdings Co., LLC - 2017 Term Loan (continued)
	USD	4.938%	11/09/2012	738,232	$502,613

					3,630,616

Gaming - 0.41%
Caesars Entertainment Operating Co., Inc. - Term B-6 Loan	USD	5.486%	09/25/2012	2,500,000	2,203,472

Metals/Mining/Steel - 0.16%
Arch Coal Inc., - Term Loan	USD	5.750%	09/28/2012	850,000	850,379

Non Captive Finance - 0.51%
iStar Financial, Inc. - Tranche A-2 Loan	USD	7.000%	09/28/2012	2,695,200	2,710,361

Publishing/Printing - 0.07%
Merrill Communications LLC - Term Loan 2L - Second Lien:
	USD	16.000%	10/31/2012	150,000	100,125
	USD	16.000%	10/31/2012	11,509	7,682
R.H. Donnelley, Inc. - Term Loan D3-Exit:
	USD	9.000%	09/28/2012	36,265	21,397
	USD	9.000%	10/31/2012	107,460	63,401
	USD	9.000%	11/30/2012	89,162	52,606
Tribune Co. - Tranche X Advance	USD	5.000%	09/30/2012	192,000	143,904	(2)

					389,115

Retail Non Food/Drug - 0.31%
Lord & Taylor Holdings LLC - Term Loan:
	USD	5.750%	09/11/2012	621,958	627,012
	USD	5.750%	10/31/2012	103,125	103,963
	USD	6.750%	10/31/2012	916,667	924,114

					1,655,089

TOTAL BANK LOANS					14,137,040

(Cost $14,832,093)

COMMON STOCKS - 0.00%(8)
Transportation Non Air/Rail - 0.00%(8)
General Maritime				1,887	19

TOTAL COMMON STOCKS					19

(Cost $1)

PREFERRED STOCKS - 0.08%
Exploration & Production - 0.07%
Apache Corp.		6.000%	08/01/2013	3,522	172,613
SandRidge Energy, Inc.		8.500%	12/31/2049	1,950	208,041

					380,654

	Rate	Maturity Date	Shares	Market Value (Expressed in U.S. $)
Life - 0.00%(8)
Hartford Financial Services Group, Inc.	7.250%	04/01/2013	1,019	$19,351

Metals/Mining/Steel - 0.01%
Molycorp, Inc.	5.500%	03/01/2014	694	32,361

TOTAL PREFERRED STOCKS				432,366

(Cost $486,559)

WARRANTS - 0.01%(9)

Media Other - 0.01%
Cumulus Media, Inc.expires 06/03/2030, strike price $0.010			12,989	36,044

Publishing/Printing - 0.00%(8)
Readers Digest expires 02/19/2014			1,498	0

Transportation Non Air/Rail - 0.00%(8)
General Maritime expires 05/17/2017, strike price $42.500			2,919	0

TOTAL WARRANTS				36,044

(Cost $490,671)

SHORT TERM INVESTMENTS - 3.32%
Money Market Mutual Funds - 3.32%
Dreyfus Institutional Cash Advantage Fund -
Institutional Advantage Shares
(0.60284% 7-Day Yield)			17,719,290	17,719,290

TOTAL SHORT TERM INVESTMENTS				17,719,290

(Cost $17,719,290)

Total Investments - 102.84%				548,606,758
(Cost $533,729,418)

Liabilities in Excess of Other Assets - (2.84)%				(15,157,846)

Net Assets - 100.00%				$533,448,912

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

EUR	-	Euro Currency
USD	-	United States Dollar

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $153,460,804, which represents approximately 28.77% of net assets as of August 31, 2012.

(2)	Security is currently in default/non-income producing.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2012.
(4)	Pay-in-kind securities.
(5)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2012, the aggregate market value of those securities was $10,641,996, which represents approximately 1.99% of net assets.

(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2012.
(7)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2012. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(8)	Amount represents less than 0.005% of net assets.
(9)	Non-income producing security.

Common Abbreviations:

BV	- Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	- Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	- Limited Liability Corporation.
LP	- Limited Partnership.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	- Public Limited Company.
Pty.	- Proprietary.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV	- A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Depreciation
EUR(1)	8,646,000	Sale	09/28/2012	$10,877,989	$(247,473)
EUR(1)	50,000	Sale	09/28/2012	62,908	(1,431)

					$(248,904)

(1) The Counterparty is JP Morgan Chase & Co.

See Notes to Quarterly Statement of Investments.

Stone Harbor Local Markets Fund	Statement of Investments
August 31, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 60.44%
Argentina - 0.09%
Republic of Argentina:
	ARS	9.570%	12/31/2033	7,366,435	$1,043,340	(1)
	EUR	6.734%	12/31/2033	996,240	726,780	(1)

					1,770,120

Brazil - 2.68%
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	4,241,000	2,139,655
	BRL	6.000%	05/15/2015	53,935,790	28,558,658
	BRL	10.000%	01/01/2021	23,336,000	11,820,423
	BRL	10.000%	01/01/2023	16,600,000	8,371,384

					50,890,120

Chile - 0.11%
Republic of Chile	CLP	5.500%	08/05/2020	890,000,000	2,001,004

Colombia - 3.04%
Bogota Distrio Capital	COP	9.750%	07/26/2028	41,957,000,000	33,845,773	(2)
Republic of Colombia:
	COP	12.000%	10/22/2015	11,840,000,000	8,031,480
	COP	7.750%	04/14/2021	17,433,000,000	11,869,541
	COP	9.850%	06/28/2027	4,692,000,000	3,907,864

					57,654,658

Hungary - 3.25%
Hungarian Government:
	HUF	6.750%	02/12/2013	2,190,480,000	9,693,509
	HUF	7.500%	10/24/2013	700,100,000	3,126,958
	HUF	5.500%	02/12/2014	1,204,890,000	5,251,457
	HUF	6.750%	08/22/2014	414,880,000	1,840,125
	HUF	8.000%	02/12/2015	4,238,700,000	19,301,832
	HUF	7.750%	08/24/2015	928,560,000	4,218,592
	HUF	6.750%	02/24/2017	358,100,000	1,571,044
	HUF	6.750%	11/24/2017	1,058,000,000	4,626,890
	HUF	7.500%	11/12/2020	71,790,000	320,594
	HUF	7.000%	06/24/2022	2,709,570,000	11,682,125

					61,633,126

Malaysia - 4.83%
Malaysian Government:
	MYR	5.094%	04/30/2014	2,700,000	893,303
	MYR	3.434%	08/15/2014	18,350,000	5,917,868
	MYR	3.741%	02/27/2015	14,000,000	4,558,681
	MYR	3.835%	08/12/2015	8,650,000	2,825,750

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Malaysia (continued)
Malaysian Government (continued)
	MYR	3.197%	10/15/2015	40,300,000	$12,936,757
	MYR	4.012%	09/15/2017	85,800,000	28,380,317
	MYR	3.314%	10/31/2017	42,230,000	13,543,470
	MYR	4.160%	07/15/2021	17,550,000	5,883,701
	MYR	3.418%	08/15/2022	40,980,000	13,050,120
	MYR	4.392%	04/15/2026	10,350,000	3,564,282

					91,554,249

Mexico - 11.12%
Mexican Bonos:
	MXN	6.000%	06/18/2015	333,040,000	25,991,245
	MXN	8.000%	12/17/2015	41,940,000	3,480,522
	MXN	6.250%	06/16/2016	58,710,000	4,658,534
	MXN	7.750%	12/14/2017	58,030,000	4,956,934
	MXN	8.000%	06/11/2020	417,668,000	37,383,910
	MXN	6.500%	06/10/2021	594,259,000	48,777,841
	MXN	6.500%	06/09/2022	254,412,000	20,842,816
	MXN	8.500%	05/31/2029	62,000,000	5,886,807
	MXN	7.750%	05/29/2031	104,850,000	9,253,973
	MXN	8.500%	11/18/2038	47,070,000	4,438,734
Mexican Udibonos:
	MXN	5.000%	06/16/2016	47,716,121	4,204,995
	MXN	3.500%	12/14/2017	3,637,337	313,191
	MXN	4.000%	06/13/2019	24,456,307	2,201,507
	MXN	2.500%	12/10/2020	466,684,721	38,402,531

					210,793,540

Peru - 0.36%
Republic of Peru:
	PEN	7.840%	08/12/2020	8,570,000	4,019,023	(2)
	PEN	8.200%	08/12/2026	5,330,000	2,728,954	(2)

					6,747,977

Poland - 9.95%
Republic of Poland:
	PLN	5.250%	04/25/2013	3,700,000	1,123,575
	PLN	0.000%	07/25/2013	18,970,000	5,520,778	(3)
	PLN	0.000%	01/25/2014	326,020,000	93,041,065	(3)
	PLN	5.750%	04/25/2014	14,980,000	4,636,193
	PLN	5.500%	04/25/2015	73,570,000	22,965,790
	PLN	6.250%	10/24/2015	5,580,000	1,784,125
	PLN	3.000%	08/24/2016	52,626,938	16,441,651
	PLN	5.250%	10/25/2017	22,062,000	6,909,227
	PLN	5.250%	10/25/2020	24,980,000	7,778,598
	PLN	5.750%	10/25/2021	68,910,000	22,052,739
	PLN	5.750%	09/23/2022	19,960,000	6,389,151

					188,642,892

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Romania - 0.26%
Romania Government Bond	RON	6.000%	10/19/2013	17,190,000	$4,840,669

Russia - 0.48%
Russian Federation	RUB	7.850%	03/10/2018	275,000,000	9,087,068	(2)

South Africa - 10.25%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	238,885,000	34,716,250
	ZAR	8.250%	09/15/2017	25,950,000	3,393,386
	ZAR	8.000%	12/21/2018	196,325,000	25,473,021
	ZAR	7.250%	01/15/2020	27,990,000	3,464,768
	ZAR	6.750%	03/31/2021	938,600,000	111,897,378
	ZAR	10.500%	12/21/2026	101,040,000	15,244,944

					194,189,747

Thailand - 4.85%
Thailand Government:
	THB	4.250%	03/13/2013	29,630,000	951,661
	THB	5.250%	05/12/2014	224,900,000	7,431,183
	THB	3.625%	05/22/2015	661,250,000	21,385,514
	THB	3.250%	06/16/2017	822,430,000	26,307,957
	THB	2.800%	10/10/2017	324,480,000	10,149,116
	THB	3.875%	06/13/2019	4,775,000	156,766
	THB	1.200%	07/14/2021	621,617,536	20,138,740
	THB	3.650%	12/17/2021	167,020,000	5,449,986

					91,970,923

Turkey - 9.17%
Republic of Turkey:
	TRY	0.000%	05/15/2013	45,310,000	23,684,139	(3)
	TRY	0.000%	07/17/2013	62,350,000	32,179,936	(3)
	TRY	8.000%	01/29/2014	1,760,000	972,625
	TRY	9.000%	03/05/2014	34,920,000	19,582,193
	TRY	9.000%	05/21/2014	15,617,627	9,549,017
	TRY	4.500%	02/11/2015	44,501,496	25,751,066
	TRY	4.000%	04/29/2015	24,188,121	13,857,327
	TRY	10.000%	06/17/2015	1,760,000	1,019,387
	TRY	9.000%	01/27/2016	51,490,000	29,181,375
	TRY	9.000%	03/08/2017	31,520,000	18,041,149

					173,818,214

TOTAL SOVEREIGN DEBT OBLIGATIONS					1,145,594,307

(Cost $1,119,867,690)

CORPORATE BONDS - 3.61%
Colombia - 0.50%
Emgesa SA ESP:
	COP	8.750%	01/25/2021	636,000,000	395,024	(4)
	COP	8.750%	01/25/2021	10,543,000,000	6,548,336	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Colombia (continued)
Empresas Publicas de Medellin ESP:
	COP	8.375%	02/01/2021	802,000,000	$493,951	(4)
	COP	8.375%	02/01/2021	3,450,000,000	2,124,852	(2)

					9,562,163

European Union - 2.71%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,650,000	566,268
European Bank for Reconstruction & Development:
	BRL	9.250%	09/10/2012	2,500,000	1,232,160
	MXN	7.300%	05/23/2013	8,500,000	657,759
	IDR	7.200%	06/08/2016	39,000,000,000	4,293,477
European Investment Bank:
	ZAR	8.000%	10/21/2013	3,810,000	467,041
	IDR	6.000%	04/22/2014	11,000,000,000	1,139,801
	ZAR	9.000%	12/21/2018	139,000,000	18,696,434
	ZAR	0.000%	12/31/2018	5,280,000	427,339	(3)
Inter-American Development Bank:
	IDR	6.500%	03/10/2014	15,000,000,000	1,560,488
	IDR	6.500%	06/04/2014	16,000,000,000	1,668,715
	IDR	0.000%	08/20/2015	217,220,000,000	19,221,749	(3)
International Bank for Reconstruction & Development:
	RUB	6.000%	11/29/2012	21,500,000	666,023
	COP	8.000%	03/02/2020	1,050,000,000	699,960

					51,297,214

Mexico - 0.40%
Petroleos Mexicanos	MXN	7.650%	11/24/2021	94,160,000	7,518,409	(4)

TOTAL CORPORATE BONDS					68,377,786

(Cost $69,836,936)

CREDIT LINKED NOTES - 14.86%
Brazil - 4.54%
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2015	3,700,000	1,876,434	(5)
	BRL	10.000%	01/01/2015	15,300,000	6,087,891	(5)
	BRL	6.000%	05/15/2015	6,758,762	3,578,722	(5)
	BRL	10.000%	01/01/2017	31,050,000	15,763,775	(6)
	BRL	10.000%	01/01/2021	2,600,000	1,321,198	(7)
	BRL	10.000%	01/01/2021	5,400,000	2,744,027	(7)
	BRL	10.000%	01/01/2021	6,000,000	3,048,919	(7)
	BRL	10.000%	01/01/2021	6,800,000	3,438,825	(6)
	BRL	10.000%	01/01/2021	7,000,000	3,546,217	(5)
	BRL	10.000%	01/01/2021	7,000,000	3,557,072	(7)
	BRL	10.000%	01/01/2021	8,200,000	4,153,560	(8)
	BRL	10.000%	01/01/2021	11,000,000	5,571,848	(8)
	BRL	10.000%	01/01/2021	30,260,000	15,302,774	(6)
	BRL	10.000%	01/01/2021	31,460,000	15,937,711	(5)

					85,928,973

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Colombia - 1.42%
Titulos de Tesoreria - Series B:
	COP	7.000%	02/25/2015	10,575,312,800	$6,399,456	(7)
	COP	7.250%	06/15/2016	2,200,000,000	1,278,267	(7)
	COP	7.250%	06/15/2016	10,000,000,000	5,810,307	(7)
	COP	11.000%	07/24/2020	2,640,000,000	1,852,921	(7)
	COP	11.000%	07/24/2020	2,800,000,000	1,965,219	(7)
	COP	11.000%	07/24/2020	6,578,000,000	4,616,862	(7)
	COP	11.000%	07/24/2020	7,200,000,000	5,053,421	(7)

					26,976,453

Indonesia - 4.72%
Republic of Indonesia:
	IDR	12.800%	06/15/2021	3,000,000,000	454,915	(9)
	IDR	8.250%	07/15/2021	27,100,000,000	3,227,841	(9)
	IDR	8.250%	07/15/2021	90,200,000,000	10,681,156	(5)
	IDR	7.000%	05/15/2022	39,200,000,000	4,328,239	(5)
	IDR	7.000%	05/15/2022	188,800,000,000	20,890,963	(9)
	IDR	11.000%	09/15/2025	51,100,000,000	7,484,127	(10)
	IDR	11.000%	09/15/2025	62,500,000,000	9,153,776	(10)
	IDR	11.000%	09/17/2025	33,600,000,000	4,827,370	(9)
	IDR	8.250%	06/15/2032	44,400,000,000	5,296,801	(5)
	IDR	8.250%	06/15/2032	193,700,000,000	23,153,397	(9)

					89,498,585

Russia - 4.18%
Russian Federation:
	RUB	7.000%	06/03/2015	149,100,000	4,619,349	(8)
	RUB	6.880%	07/15/2015	88,300,000	2,728,277	(5)
	RUB	7.350%	01/20/2016	100,000,000	3,116,762	(5)
	RUB	7.400%	06/14/2017	304,200,000	9,415,153	(8)
	RUB	7.500%	03/15/2018	116,600,000	3,628,720	(5)
	RUB	7.500%	03/15/2018	338,500,000	10,523,996	(8)
	RUB	7.500%	02/27/2019	102,500,000	3,161,622	(8)
	RUB	7.600%	04/14/2021	319,000,000	9,823,756	(5)
	RUB	7.600%	04/14/2021	470,000,000	14,495,736	(9)
	RUB	7.600%	04/14/2021	576,800,000	17,780,716	(8)

					79,294,087

TOTAL CREDIT LINKED NOTES					281,698,098

(Cost $284,758,473)

	Shares	Market Value (Expressed in U.S. $)
SHORT TERM INVESTMENTS - 10.87%

Money Market Mutual Funds - 10.87%
Dreyfus Institutional Cash Advantage Fund -
Institutional Advantage Shares
(0.60284% 7-Day Yield)	205,907,249	$205,907,249

TOTAL SHORT TERM INVESTMENTS		205,907,249

(Cost $205,907,249)

Total Investments - 89.78%		1,701,577,440
(Cost $1,680,370,348)
Other Assets In Excess of Liabilities - 10.22%		193,771,529

Net Assets - 100.00%		$1,895,348,969

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro Currency
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian Lue
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
ZAR	-	South African Rand

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2012.
(2)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2012, the aggregate market value of those securities was $58,354,006, which represents approximately 3.08% of net assets.

(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,407,384, which represents approximately 0.44% of net assets as of August 31, 2012.

(5)	The underlying security is issued by JPMorgan Chase.
(6)	The underlying security is issued by Barclays Bank PLC.
(7)	The underlying security is issued by Citigroup Global Markets.
(8)	The underlying security is issued by Credit Suisse First Boston.
(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by HSBC Bank.

Common Abbreviations:
ESP	- Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	- Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Contract	Contracted	Purchase/Sale	Settlement	Current	Appreciation/
Description	Amount	Contract	Date	Value	(Depreciation)
BRL(1)	155,711,398	Purchase	09/05/2012	$76,657,649	$999,811
BRL(1)	140,370,807	Purchase	10/02/2012	68,822,489	658,158
BRL(1)	19,151,870	Sale	09/05/2012	9,428,580	39,420
BRL(1)	11,408,028	Sale	09/05/2012	5,616,240	23,760
BRL(1)	6,732,000	Purchase	09/05/2012	3,314,204	14,204
COP(1)	22,308,769,300	Sale	09/13/2012	12,202,565	196,017
COP(1)	4,149,210,500	Purchase	09/13/2012	2,269,556	6,556
IDR(2)	136,065,000,000	Purchase	09/28/2012	14,213,710	113,710
MYR(2)	347,818,500	Purchase	10/04/2012	111,044,829	44,829
PHP(1)	138,621,300	Purchase	09/06/2012	3,293,651	115,211
PHP(1)	63,909,120	Purchase	09/06/2012	1,518,485	5,485
RON(1)	23,927,886	Purchase	09/24/2012	6,696,295	113,658
RUB(3)	493,126,000	Purchase	10/01/2012	15,215,086	15,086
RUB(1)	149,289,750	Purchase	10/22/2012	4,590,376	376
THB(2)	886,326,000	Purchase	10/01/2012	28,224,995	24,995

					$2,371,276

BRL(1)	8,487,307	Purchase	09/05/2012	$4,178,352	$(4,648)
BRL(1)	140,370,807	Sale	09/05/2012	69,105,385	(665,206)
RUB(4)	51,426,000	Purchase	11/07/2012	1,577,333	(25,722)
RUB(1)	112,584,750	Purchase	11/07/2012	3,453,188	(37,812)
RUB(1)	134,629,855	Purchase	11/07/2012	4,129,353	(53,647)
RUB(1)	158,613,120	Purchase	11/07/2012	4,864,966	(67,034)
RUB(1)	145,429,560	Purchase	11/07/2012	4,460,601	(78,399)
RUB(1)	2,109,254,026	Purchase	11/07/2012	64,694,826	(1,147,348)

					$(2,079,816)

(1) The Counterparty is Citigroup Global Markets.

(2)  The Counterparty is Deutsche Bank Alex Brown.

(3) The Counterparty is Credit Suisse First Boston.

(4) The Counterparty is JP Morgan Chase & Co.

See Notes to Quarterly Statement of Investments.

Stone Harbor Emerging Markets Corporate Debt Fund	Statement of Investments
August 31, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 97.22%
Argentina - 1.50%
Alto Palermo SA	USD	7.875%	05/11/2017	258,000	$226,276	(1)
Capex SA	USD	10.000%	03/10/2018	550,000	361,201	(2)
Empresa Distribuidora Y Comercializadora Norte	USD	9.750%	10/25/2022	300,000	130,500	(1)

					717,977

Brazil - 14.52%
Banco Cruzeiro do Sul SA:
	USD	8.875%	09/22/2020	200,000	42,000	(2)
	USD	8.875%	09/22/2020	325,000	68,250	(1)
BM&FBovespa SA	USD	5.500%	07/16/2020	650,000	719,875	(1)
BR Malls International Finance Ltd.	USD	8.500%	01/21/2049	300,000	326,250	(1)
BR Properties SA	USD	9.000%	10/07/2049	200,000	215,500	(1)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	200,000	210,000	(2)
General Shopping Finance Ltd.	USD	10.000%	11/09/2015	294,000	302,085	(2)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	200,000	215,000	(1)(3)
Hypermarcas SA	USD	6.500%	04/20/2021	500,000	516,250	(2)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	228,000	235,695	(2)
Minerva Overseas II Ltd.	USD	10.875%	11/15/2019	375,000	409,687	(1)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	311,000	363,092
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	533,500	589,517	(1)
Odebrecht Finance Ltd.:
	USD	7.000%	04/21/2020	102,000	115,005	(1)
	USD	5.125%	06/26/2022	210,000	218,400	(2)
	USD	7.125%	06/26/2042	200,000	219,000	(2)
OGX Austria GmbH	USD	8.500%	06/01/2018	983,000	874,870	(2)
Petrobras International Finance Co.:
	USD	2.875%	02/06/2015	116,000	119,058
	USD	5.375%	01/27/2021	67,000	74,281
QGOG Atlantic / Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	260,946	271,384	(2)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	380,000	391,875	(2)
Telemar Norte Leste SA	USD	5.500%	10/23/2020	223,000	231,363	(1)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	200,000	214,000	(2)

					6,942,437

Chile - 0.91%
Cencosud SA	USD	5.500%	01/20/2021	400,000	436,000	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
China - 7.98%
Central China Real Estate Ltd.	USD	12.250%	10/20/2015	100,000	$106,750	(1)
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	200,000	200,000	(2)
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	200,000	212,480
Evergrande Real Estate Group Ltd.	USD	13.000%	01/27/2015	150,000	146,625	(1)
Kaisa Group Holdings Ltd.	USD	13.500%	04/28/2015	300,000	299,250	(1)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	505,000	555,265	(2)
MIE Holdings Corp.	USD	9.750%	05/12/2016	250,000	253,750	(2)
Sinopec Group Overseas Development 2012 Ltd.	USD	4.875%	05/17/2042	500,000	559,000	(2)
Tencent Holdings Ltd.:
	USD	4.625%	12/12/2016	200,000	211,976	(2)
	USD	3.375%	03/05/2018	400,000	401,977	(2)
Texhong Textile Group Ltd.	USD	7.625%	01/19/2016	250,000	227,222	(1)
West China Cement Ltd.	USD	7.500%	01/25/2016	250,000	214,688	(1)
Yancoal International Resources Development Co. Ltd.	USD	5.730%	05/16/2022	423,000	427,674	(2)

					3,816,657

Colombia - 4.07%
Bancolombia SA	USD	5.950%	06/03/2021	200,000	221,250
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	400,000	435,000	(2)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	200,000	214,000	(2)
Gruposura Finance	USD	5.700%	05/18/2021	600,000	649,500	(2)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	400,000	424,000	(2)

					1,943,750

Dominican Republic - 0.42%
Cap Cana SA:
	USD	10.000%	04/30/2016	500,000	125,000	(1)(4)(5)
	USD	10.000%	04/30/2016	509,432	76,415	(1)(4)(5)

					201,415

Hong Kong - 3.78%
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	300,000	311,250	(1)(6)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	400,000	430,606	(2)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	500,000	529,750
Swire Pacific MTN Financing Ltd.	USD	4.500%	02/28/2022	500,000	536,526

					1,808,132

India - 1.89%
ICICI Bank Ltd.	USD	5.750%	11/16/2020	400,000	407,820	(1)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	250,000	259,262	(2)
Vedanta Resources PLC	USD	8.250%	06/07/2021	245,000	237,038	(2)

					904,120

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Indonesia - 3.81%
Bakrie Telecom Pte Ltd.	USD	11.500%	05/07/2015	303,000	$156,247	(1)
Berau Coal Energy Tbk PT	USD	7.250%	03/13/2017	200,000	194,000	(2)
BLT Finance BV	USD	7.500%	05/15/2014	100,000	11,687	(1)(4)
Bumi Capital Pte Ltd.	USD	12.000%	11/10/2016	200,000	199,000	(1)
Bumi Investment Pte Ltd.	USD	10.750%	10/06/2017	300,000	284,625	(1)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	200,000	225,750	(1)
Listrindo Capital BV	USD	6.950%	02/21/2019	200,000	212,000	(2)
PT Adaro Indonesia	USD	7.625%	10/22/2019	501,000	537,323	(1)

					1,820,632

Jamaica - 2.04%
Digicel Group Ltd.	USD	10.500%	04/15/2018	900,000	974,250	(1)

Kazakhstan - 1.50%
BTA Bank JSC:
	USD	10.750%	07/01/2018	1,030,326	149,684	(1)(4)
	USD	0.000%	07/01/2020	1,000,000	85,000	(1)(4)(7)
Zhaikmunai LLP	USD	10.500%	10/19/2015	459,000	481,950	(1)

					716,634

Mexico - 8.49%
America Movil SAB de CV:
	USD	2.375%	09/08/2016	300,000	311,625
	USD	3.125%	07/16/2022	600,000	615,144
Axtel SAB de CV:
	USD	7.625%	02/01/2017	80,000	47,302	(2)
	USD	9.000%	09/22/2019	300,000	177,000	(1)
Cemex Espana Luxembourg	USD	9.250%	05/12/2020	200,000	196,000	(1)
Cemex SAB de CV	USD	9.000%	01/11/2018	500,000	497,500	(1)
Geo Maquinaria	USD	9.625%	05/02/2021	637,813	582,004	(2)
Grupo Bimbo SAB de CV	USD	4.875%	06/30/2020	202,000	225,574	(2)
Grupo Televisa SAB	USD	6.000%	05/12/2018	400,000	474,280
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	300,000	355,191
Urbi Desarrollos Urbanos SAB de CV:
	USD	10.576%	12/22/2012	200,000	201,960	(6)
	USD	9.750%	02/03/2022	400,000	374,000	(2)

					4,057,580

Mongolia - 1.30%
Mongolian Mining Corp.	USD	8.875%	03/29/2017	612,000	622,710	(2)

Nigeria - 0.46%
Afren PLC	USD	10.250%	04/08/2019	200,000	221,500	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Peru - 3.92%
Banco de Credito del Peru	USD	5.375%	09/16/2020	612,000	$659,430	(1)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	135,000	139,050	(2)
Corp. Azucarera del Peru SA	USD	6.375%	08/02/2022	178,000	185,120	(2)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	350,000	376,250	(2)
Southern Copper Corp.	USD	6.750%	04/16/2040	295,000	340,961
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	163,000	175,225	(2)

					1,876,036

Qatar - 5.18%
Doha Finance Ltd.	USD	3.500%	03/14/2017	200,000	207,000
Nakilat, Inc.	USD	6.067%	12/31/2033	100,000	119,250	(1)
Qtel International Finance Ltd.:
	USD	4.750%	02/16/2021	450,000	494,663	(1)
	USD	5.000%	10/19/2025	900,000	989,325	(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	419,900	473,437	(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. III	USD	5.832%	09/30/2016	177,775	194,219	(1)

					2,477,894

Russia - 10.01%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.875%	09/25/2017	300,000	319,500	(1)
ALROSA Finance SA	USD	7.750%	11/03/2020	200,000	221,500	(1)
Evraz Group SA	USD	6.750%	04/27/2018	400,000	387,000	(2)
Gazprom OAO Via Gaz Capital SA	USD	4.950%	07/19/2022	554,000	582,392	(2)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	400,000	402,500	(2)
MTS International Funding Ltd.	USD	8.625%	06/22/2020	300,000	358,500	(1)
Novatek OAO via Novatek Finance Ltd.:
	USD	5.326%	02/03/2016	500,000	535,625	(1)
	USD	6.604%	02/03/2021	450,000	521,438	(2)
Sberbank of Russia Via SB Capital SA	USD	6.125%	02/07/2022	400,000	439,000	(2)
SCF Capital Ltd.	USD	5.375%	10/27/2017	400,000	400,000	(2)
Vimpel Communications Holdings BV	USD	7.504%	03/01/2022	200,000	203,750	(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	400,000	414,000	(1)

					4,785,205

Saudi Arabia - 2.87%
Saudi Electricity Global Sukuk Co.:
	USD	2.665%	04/03/2017	800,000	828,171	(1)
	USD	4.211%	04/03/2022	500,000	545,500	(1)

					1,373,671

Singapore - 1.59%
DBS Bank Ltd.	USD	3.625%	09/21/2022	200,000	205,240	(1)(6)
PSA International Pte Ltd.	USD	3.875%	02/11/2021	100,000	109,380
SingTel Group Treasury Pte Ltd.	USD	4.500%	09/08/2021	300,000	340,230
STATS ChipPAC Ltd.	USD	5.375%	03/31/2016	100,000	103,926	(1)

					758,776

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa - 2.62%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	300,000	$301,500	(1)
Myriad International Holding BV	USD	6.375%	07/28/2017	830,000	948,275	(1)

					1,249,775

South Korea - 5.00%
Industrial Bank of Korea	USD	2.375%	07/17/2017	500,000	502,275	(2)
Korea East-West Power Co. Ltd.	USD	2.500%	07/16/2017	400,000	403,180	(2)
Korea Electric Power Corp.	USD	3.000%	10/05/2015	200,000	208,190	(2)
Korea Exchange Bank	USD	3.125%	06/26/2017	200,000	205,390	(2)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	200,000	225,300	(1)
Korea Western Power Co. Ltd.	USD	3.125%	05/10/2017	404,000	418,241	(2)
KT Corp.	USD	3.875%	01/20/2017	400,000	427,328

					2,389,904

Thailand - 0.47%
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	200,000	224,680	(1)

Turkey - 0.95%
Yuksel Insaat AS	USD	9.500%	11/10/2015	550,000	451,626	(1)

Ukraine - 2.11%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	600,000	550,500	(2)
Metinvest BV	USD	8.750%	02/14/2018	300,000	280,500	(2)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	200,000	179,280	(2)

					1,010,280

United Arab Emirates - 9.83%
Abu Dhabi National Energy Co.	USD	6.250%	09/16/2019	300,000	352,200	(1)
Dolphin Energy Ltd.:
	USD	5.888%	06/15/2019	360,180	407,094	(1)
	USD	5.500%	12/15/2021	200,000	228,250	(2)
DP World Ltd.	USD	6.850%	07/02/2037	400,000	426,400	(1)
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	590,000	647,735	(1)
Dubai Holding Commercial Operations MTN Ltd.:
	EUR	4.750%	01/30/2014	100,000	121,880
	GBP	6.000%	02/01/2017	550,000	807,167
IPIC GMTN Ltd.	USD	3.750%	03/01/2017	550,000	578,050	(2)
MAF Sukuk Ltd.	USD	5.850%	02/07/2017	1,050,000	1,132,670

					4,701,446

TOTAL CORPORATE BONDS					46,483,087

(Cost $47,679,672)

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
CREDIT LINKED NOTES - 1.10%

Argentina - 1.10%
Cablevision SA	USD	9.375%	02/12/2018	700,000	$525,000	(8)

TOTAL CREDIT LINKED NOTES					525,000

(Cost $702,404)

SHORT TERM INVESTMENTS - 0.98%

Money Market Mutual Funds - 0.98%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (0.60284% 7-Day Yield)				467,315	467,315

TOTAL SHORT TERM INVESTMENTS					467,315

(Cost $467,315)

Total Investments - 99.30%					47,475,402
(Cost $48,849,391)

Other Assets In Excess of Liabilities - 0.70%					337,053

Net Assets - 100.00%					$47,812,455

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

EUR	-	Euro
GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2012, the aggregate market value of those securities was $19,585,355, which represents approximately 40.96% of net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,396,479, which represents approximately 40.57% of net assets as of August 31, 2012.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2012.
(4)	Security is currently in default/non-income producing.
(5)

This security has been valued by management at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $201,415, which represents approximately 0.42% of net assets as of August 31, 2012.

(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2012.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The underlying security is issued by Deutsche Bank AG London.

Common Abbreviations:

AS	- Anonim Sirket is the Turkish term for Incorporation.
BV	- Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	- British Virgin Islands.
ESP	- Empresa de Servicios Publicos is the Colombian term for Public Service Company.

GmbH	- Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
GMTN	- Global Medium Term Note.
JSC	- Joing Stock Company.
LLP	- Limited Liability Partnership.
Ltd.	- Limited.
MTN	- Medium Term Note.
OAO	- Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	- Open Joint Stock Company.
PLC	- Public Limited Company.
Pte	- Private.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAA	- Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	- Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	- A variable capital company.
SPV	- Special Purpose Vehicle.
Tbk	- Terbuka is the Indonesian term for limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Depreciation
EUR(1)	98,000	Sale	09/28/2012	$123,299	$(2,805)
GBP(1)	514,000	Sale	09/28/2012	816,073	(10,728)

					$(13,533)

(1) The Counterparty is JP Morgan Chase & Co.

See Notes to Quarterly Schedule of Investments.

Stone Harbor Investment Funds	Notes to Quarterly Statement of Investments
August 31, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consists of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Stone Harbor Emerging Markets Corporate Debt Fund commenced operations on June 1, 2011. Each Fund is a non-diversified portfolio with an investment objective to maximize total return, except Stone Harbor High Yield Bond Fund which is a diversified portfolio. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Statements of Investments. Actual results could differ from those estimates.

(a) Investment Valuation: Debt securities, including bank loans and linked notes, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curve, rates, and similar data.

Level 3—	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of each Fund’s investments and financial instruments based on the three-tier hierarchy as of August 31, 2012:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$884,744,606	$–	$884,744,606
Bank Loans	–	2,086,587	830,715	2,917,302
Corporate Bonds	–	374,360,941	477,336	374,838,277
Participation Notes	–	10,738,569	–	10,738,569
Credit Linked Notes	–	40,430,471	–	40,430,471
Short Term Investments	46,925,178	–	–	46,925,178

Total	$46,925,178	$1,312,361,174	$1,308,051	$1,360,594,403

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$313,801	$–	$313,801
Liabilities
Forward Foreign Currency Contracts	–	(1,922,685)	–	(1,922,685)
Total	$–	$(1,608,884)	$–	$(1,608,884)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$511,516,480	$–	$511,516,480
Convertible Corporate Bonds	–	4,765,519	–	4,765,519
Bank Loans	–	14,137,040	–	14,137,040
Common Stocks	–	19	–	19
Preferred Stocks	432,366	–	–	432,366
Warrants	36,044	0	–	36,044
Short Term Investments	17,719,290	–	–	17,719,290
Total	$18,187,700	$530,419,058	$–	$548,606,758

Other Financial Instruments**
Liabilities
Forward Foreign Currency Contracts	$–	$(248,904)	$–	$(248,904)
Total	$–	$(248,904)	$–	$(248,904)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$1,145,594,307	$–	$1,145,594,307
Corporate Bonds	–	68,377,786	–	68,377,786
Credit Linked Notes	–	281,698,098	–	281,698,098
Short Term Investments	205,907,249	–	–	205,907,249
Total	$205,907,249	$1,495,670,191	$–	$1,701,577,440

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$2,371,276	$–	$2,371,276
Liabilities
Forward Foreign Currency Contracts	–	(2,079,816)	–	(2,079,816)
Total	$–	$291,460	$–	$291,460

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$–	$46,281,672	$201,415	$46,483,087
Credit Linked Notes	–	525,000	–	525,000
Short Term Investments	467,315	–	–	467,315
Total	$467,315	$46,806,672	$201,415	$47,475,402

Other Financial Instruments**
Liabilities
Forward Foreign Currency Contracts	$–	$(13,533)	$–	$(13,533)
Total	$–	$(13,533)	$–	$(13,533)

*	For detailed industry/country descriptions, see accompanying Statement of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no significant transfers between Levels 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2012	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchase	Sales	Transfer Out of Level 3	Balance as of August 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at August 31, 2012
Stone Harbor Emerging Markets Debt Fund

Bank Loans	$934,554	$-	$-	$(103,838)	$-	$-	$-	$830,715	$(103,838)

Corporate Bonds	477,336	35,985	-	(35,984)	-	-	-	477,336	(35,984)

TOTAL	$1,411,890	$35,985	$-	$(139,822)	$-	$-	$-	$1,308,051	$(139,822)

Investments in Securities	Balance as of May 31, 2012	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchase	Sales	Transfer Out of Level 3	Balance as of August 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at August 31, 2012
Stone Harbor Emerging Markets Corporate Debt Fund

Corporate Bonds	$201,415	$15,378	$-	$(15,378)	$-	$-	$-	$201,415	$(15,378)

TOTAL	$201,415	$15,378	$-	$(15,378)	$-	$-	$-	$201,415	$(15,378)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a board approved independent pricing service is unable to provide an evaluated price for a security or Stone Harbor Investment Partners LP (the “advisor”) believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the advisor may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the advisor presents the factors considered in determining the fair value measurements and presents that information to the Board of Trustees which meets at least quarterly.

The table below provides additional information about the Level 3 Fair Value Measurements as of August 31, 2012:

	Fair Value at August 31, 2012	Valuation Methodology	Unobservable Inputs	Range of Inputs

Stone Harbor Emerging Markets Debt Fund
Bank Loans	$830,716	Broker Quote	Broker Quote	N/A
Corporate Bonds	477,336	Broker Quote	Broker Quote	N/A

Total	$1,308,052

	Fair Value at August 31, 2012	Valuation Methodology	Unobservable Inputs	Range of Inputs

Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$201,415	Broker Quote	Broker Quote	N/A

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type bellow in the notes that follow.

Forward Foreign Currency Contracts. The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Linked Notes: The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note. Because credit linked notes are derivatives, an investment in these instruments is generally subject to the risks associated with derivatives.

(f) Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At August 31, 2012 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Emerging Markets Corporate Debt Fund

Gross appreciation (excess of value over tax cost)	$105,959,441	$27,522,175	$34,680,030	$1,623,045
Gross depreciation (excess of tax cost over value)	(23,837,086)	(12,742,945)	(21,623,683)	(3,015,493)

Net unrealized appreciation/(depreciation)	82,122,355	14,779,230	13,056,347	(1,392,448)

Cost of investments for income tax purposes	$1,278,472,048	$533,827,528	$1,688,521,093	$48,867,850

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 30, 2012

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 30, 2012